As filed with the Securities and Exchange Commission on April 24, 2025

Securities Act Registration No. 333-174926

Investment Company Act Registration No. 811-22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 585	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 587	(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

 (Address of Principal Executive Offices) (Zip Code)

(631) 490-4300

 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Kevin Wolf Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☒	On May 1, 2025 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

EXPLANATORY NOTE

This Post-Effective Amendment No. 585 to the Registration Statement contains the Prospectus and Statement of Additional Information describing the Al Frank Fund, (the “Fund”), a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Fund; (b) Statement of Additional Information relating to the Fund; and (c) Part C Information relating to all series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby.

Al Frank Fund

Advisor Class (Symbol: VALAX)

Prospectus

May 1, 2025

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Al Frank Fund

a series of the Northern Lights Fund Trust II (the “Trust”)

TABLE OF CONTENTS

Summary Section	1
Investment Strategies, Related Risks and Disclosure of Portfolio Holdings	5
Principal Investment Strategies of the Fund	5
Principal Risks of Investing in the Fund	5
Other Risks	7
Portfolio Holdings Information	7
Management of the Fund	8
The Adviser	8
Portfolio Managers	8
Shareholder Information	9
Advisor Class Shares	9
Share Price	9
How to Purchase Shares	10
How to Redeem Shares	13
Internet Transactions	15
Redemption Fee	15
Tools to Combat Frequent Transactions	16
Distribution of Fund Shares	17
Distributions and Taxes	17
Tax Status, Dividends and Distributions	17
Financial Highlights	19
PRIVACY NOTICE	21

Summary Section

Investment Objective.

The investment objective of the Al Frank Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Advisor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.47%
Fee Waiver/Expense Reimbursement	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements(1)	1.24%

(1)	Pursuant to an operating expense limitation agreement between Kovitz Investment Group Partners, LLC (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.24% of the Fund’s average net assets, for Advisor Class shares through April 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Advisor Class	$126	$442	$781	$1,738

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.65% of the average value of its portfolio.

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Principal Investment Strategies.

Under normal market conditions, the Adviser selects equity securities that it believes are out of favor and undervalued. The Adviser then attempts to purchase the securities and hold them until it believes that the securities have reached their fair value.

The Adviser selects equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants. The Fund may invest in securities of foreign issuers (“foreign securities”), provided that they are publicly traded in the United States, including in American Depositary Receipts (“ADRs”). The Adviser screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market. The Adviser utilizes these and other fundamental valuation metrics as well as its assessments of a company’s long-term growth prospects and risk characteristics, in order to establish a target price for each stock. The target price represents the price at which the Adviser believes the stock is fairly valued. Those stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection. The Adviser employs a go-anywhere style focused on uncovering undervalued stocks independent of market capitalization. The Fund’s portfolio is expected to hold both dividend and non-dividend paying stocks and seeks broad market diversification via exposure to a significant number of major market sectors and industry groups.

The Adviser may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

To earn additional income, the Fund, through its agent, may lend its portfolio securities to broker-dealers amounting to no more than 33-1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted). When the Fund loans its portfolio securities, it will receive collateral equal to at least 102% of the value of the loaned securities.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

●	Equity Risk – The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

●	Foreign Securities Risk – The Fund may also invest in foreign securities, including ADRs, which are subject to special risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

●	General Market Risk – The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

●	Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends and select stocks, particularly in volatile stock markets.

●	Securities Lending Risk – There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

●	Small- and Medium-Sized Companies Risk – Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

●	Value Style Investing Risk – The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

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Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for each calendar year since the Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.alfrankfunds.com or by calling the Fund toll-free at 1-888-263-6443.

Advisor Class

Calendar Year Total Returns as of December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 17.92% for the quarter ended December 31, 2020, and the lowest quarterly return was -27.60% for the quarter ended March 31, 2020.

Average Annual Total Returns for the periods ended December 31, 2024

	One Year	Five Year	Ten Year
Advisor Class(1)
Return Before Taxes	13.34%	9.03%	8.66%
Return After Taxes on Distributions	10.93%	7.17%	6.70%
Return After Taxes on Distributions and Sale of Fund Shares	9.78%	6.94%	6.58%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Russell 3000 Total Return Index reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 3000 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)	13.98%	8.60%	8.40%

(1)	Advisor Class shares of the Predecessor Fund commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Fund’s former Investor Class shares and adjusted to reflect the lower operating expenses of Advisor Class shares. Unadjusted Investor Class performance would have been lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7 trillion benchmarked to the index, with index assets comprising approximately USD 1.9 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies. It is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are reflected.

The Russell 3000 Value Total Return Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Investment Adviser. Kovitz Investment Group Partners, LLC serves as the Fund’s investment adviser (the “Adviser”).

Portfolio Managers. Mr. John Buckingham, Chief Investment Officer of the Adviser, and Jason Clark Vice President and Senior Portfolio Manager are the portfolio managers of the Fund. Mr. Buckingham has been a portfolio manager since the Al Frank Predecessor Fund’s inception. Mr. Clark has been a portfolio manager of the Fund since January 2016. Mr. Buckingham and Mr. Clark are supported by an investment committee.

Purchase and Sale of Fund Shares. You may conduct transactions by overnight mail to the Al Frank Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 or by regular mail to P.O. Box 46707, Cincinnati, OH 45246-0707, or by telephone at 1-888-263-6443. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in the Fund is $1,000, with a minimum subsequent investment of $100, although the Fund reserves the right to waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Principal Investment Strategies of the Fund

Under normal market conditions, the Adviser selects equity securities of companies of any size for the Fund’s portfolio that it believes are out of favor and undervalued (i.e., those trading for low fundamental valuations relative to what the Adviser thinks their businesses will be worth over the next five years). The Adviser then attempts to purchase the securities and hold them until it believes that the securities have reached their fair value.

To earn additional income, the Fund, through its agent, may lend its portfolio securities to broker-dealers amounting to no more than 33-1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted). When the Fund loans its portfolio securities, it will receive collateral equal to at least 102% of the value of the loaned securities.

The Adviser selects equity securities consisting of common stocks and securities having the characteristics of common stocks. The Fund may also invest in foreign securities, provided that they are publicly traded in the United States, including in ADRs. The Adviser screens a universe of more than 6,000 stocks in order to identify those with a dividend paying history, low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market. The Fund’s portfolio seeks broad diversification via exposure to a significant number of major market sectors and industry groups. The Adviser employs a go-anywhere style focused on uncovering undervalued stocks independent of market capitalization. Stock selection is driven by bottom-up fundamental analysis in the context of macroeconomic and industry data. The Adviser distills company fundamentals and growth prospects into earnings and cash flow estimates applied against a determination of fair-value multiples to arrive at target prices. Stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection.

The Adviser may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Adviser may invest without limit in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in the Fund not achieving its investment objectives. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund that may adversely affect the Fund’s net asset values (“NAV”) or total returns have previously been summarized under the Fund’s “Summary Section.” These risks are discussed in more detail below.

Equity Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held in the Fund’s portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market in general, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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Foreign Securities Risk. The Fund may also invest in foreign securities, including ADRs, which may be subject to special risks not usually associated with owning securities of U.S. issuers. The Fund’s return and NAV may be affected by several factors, including those described below.

Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments. The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

General Market Risk. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Fund’s shares will fluctuate due to the movement of the overall stock market or the value of the individual securities held by the Fund. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Advisor, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. In addition, global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund.

Management Risk. The skill of the Adviser will play a significant role in the Fund’s ability to achieve their investment objectives. The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. In addition, the Fund’s ability to achieve its investment objective depends on the Adviser’s ability to select stocks, particularly in volatile stock markets. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Small- and Medium-Sized Companies Risk. Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger and more established companies, because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Smaller companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

Securities Lending Risk. When the Fund loans its portfolio securities, it will receive collateral consisting of cash or cash equivalents, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, an irrevocable bank letter of credit, or any combination thereof. Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, if the

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Fund’s securities are sold while out on loan and the securities are not returned timely by the borrower, there is a possibility that the sale transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the Fund. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Value Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Other Risks

Operational and Cybersecurity Risk. Fund operations, including business, financial, accounting, data processing systems or other operating systems and facilities may be disrupted, disabled or damaged as a result of a number of factors, including events that are wholly or partially beyond our control. For example, there could be electrical or telecommunications outages; degradation or loss of internet or web services; natural disasters, such as earthquakes, tornadoes and hurricanes; disease pandemics; or events arising from local or larger scale political or social events, as well as terrorist acts.

The Fund is also subject to the risk of potential cyber incidents, which may include, but are not limited to, the harming of or unauthorized access to digital systems (for example, through “hacking” or infection by computer viruses or other malicious software code), denial-of-service attacks on websites, and the inadvertent or intentional release of confidential or proprietary information. Cyber incidents may, among other things, harm Fund operations, result in financial losses to the Fund and its shareholders, cause the release of confidential or highly restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due to a cyber incident include trading, the processing of shareholder transactions, and the calculation of the Fund’s net asset value.

Issues affecting operating systems and facilities through cyber incidents, any of the scenarios described above, or other factors, may harm the Fund by affecting the Adviser, or other service providers, or issuers of securities in which the Fund invests. Although the Fund has business continuity plans and other safeguards in place, including what the Fund believes to be robust information security procedures and controls, there is no guarantee that these measures will prevent cyber incidents or prevent or ameliorate the effects of significant and widespread disruption to our physical infrastructure or operating systems. Furthermore, the Fund cannot directly control the security or other measures taken by unaffiliated service providers or the issuers of securities in which the Fund invests. Such risks at issuers of securities in which the Fund invests could result in material adverse consequences for such issuers and may cause the Fund’s investment in such securities to lose value.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-PORT. The annual and semi-annual reports for the Fund are available by contacting the Fund, c/o Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 or calling 1-888-263-6443.

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Management of the Fund

The Adviser

The Adviser, Kovitz Investment Group Partners, LLC, 71 S. Wacker Drive, Suite 1860, Chicago, IL 60606 has provided customized financial planning and investment advisory services since 2003. As of December 31, 2024, the Adviser had assets under management of approximately $31.7 billion. The Adviser is also the Editor of The Prudent Speculator, a nationally known investment newsletter that has been in circulation since 1977. The Adviser is a wholly owned subsidiary of Focus Operating, LLC, which is a wholly owned subsidiary of Focus Financial Partners, LLC.

The Fund has entered into an Investment Advisory Agreement (“Advisory Agreement”) with the Adviser under which the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Fund compensates the Adviser for its investment advisory services at the annual rate of 1.00% of the Fund’s average daily net assets, payable on a monthly basis.

Fund Expenses. The Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.24% of the Fund’s average net assets for Advisor Class shares through April 30, 2026, subject thereafter to annual re-approval of the agreement by the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees. For the fiscal period ended December 31, 2024 the Adviser received an annual advisory fee net of fee waivers and expense reimbursements equal to 0.77% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement is available in the Fund’s annual report to shareholders dated December 31, 2023.

Portfolio Managers

The Fund’s Chief Investment Officer is John Buckingham. Mr. Buckingham is principally responsible for the day-to-day management of the Fund’s portfolio. He is supported by an investment committee. Mr. Buckingham joined AFAM Capital in 1987 and Kovitz Investment Group in 2018, as part of the Kovitz acquisition of AFAM. John has more than 30 years of investment management experience and serves as Editor of The Prudent Speculator, which has been a trusted newsletter for over 40 years. He chairs the AFAM Investment Committee, leading a team that performs comprehensive investment research and financial market analysis. Mr. Buckingham has been featured in Barron’s, The Wall Street Journal, and Forbes, and frequently contributes to CNBC, Bloomberg, and Fox Business News. Mr. Buckingham is a recognized industry contributor who regularly speaks at prominent industry seminars and events.

Jason R. Clark, joined Kovitz Investment Group in 2018, as part of the Kovitz acquisition of AFAM Capital (which he joined in 2007). As a member of the investment team, Jason is responsible for performing in-depth microeconomic research and fundamental analysis of individual stocks and industries. In addition, he works directly with clients to provide customized account management. Mr. Clark is also a regular contributor to the firm’s market commentary and newsletter. After serving in the United States Navy, Mr. Clark earned a Bachelor of Arts degree in finance, summa cum laude, from the University of West Florida. Mr. Clark is a CFA® charterholder and a member of the CFA Society.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and ownership of securities in the Fund.

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Shareholder Information

Advisor Class Shares

Advisor Class shares may be purchased without the imposition of any sales charges. Advisor Class shares may also be offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs. In these programs financial intermediaries have made arrangements with the Fund and are authorized to buy and sell shares of the Fund that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund. Advisor Class shares are sold at NAV without an initial sales charge, and are not subject to 12b-1 distribution fees. The minimum initial investment in Advisor Class shares of the Fund is $1,000. The minimum subsequent investment in Advisor Class shares of the Fund is $100.

Share Price

Shares of the Fund are sold at net asset value (“NAV”). The NAV of the Fund is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities listed on an exchange are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to oversee the Valuation Designee’s fair value determinations effectively. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

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In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund’s fair value pricing guidelines. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

How to Purchase Shares

Each share in the Fund represents an interest in the same portfolio of investments in the Fund. Advisor Class shares may not be available for purchase in all states.

Purchase by Mail. To purchase the Fund’s shares, simply complete and sign the Account Application and mail it, along with a check made payable to the “Al Frank Fund” to:

via regular mail to: Al Frank Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	or via overnight mail to: Al Frank Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Purchase through Brokers. You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Advisor Class shares may also be available on brokerage platforms of firms that have agreements with the Fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Advisor Class shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.

Purchase by Wire. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-888-263-6443, for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via the Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these types of transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time.

Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.

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Automatic Investment Plan. You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on periodic basis into your established Fund account. Please contact the Fund at 1-888-263-6443 for more information about the Fund’s Automatic Investment Plan. Minimum initial investment requirements may be waived for Automatic Investment Plan investors, at the Fund’s discretion.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Al Frank Fund”. The Fund will not accept payment in cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders are reviewed on a case-by-case basis and may be accepted under certain circumstances. In such cases, a 15-business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Redemptions of shares of the Fund purchased by check may be subject to a hold period until the check has been cleared by the issuing bank. To avoid such holding periods, shares may be purchased through a broker or by wire, as described in this section.

Note: Ultimus Fund Solutions, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check or electronic payment returned to the transfer agent for insufficient funds.

Anti-Money Laundering Program. The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

●	full name;

●	date of birth (individuals only);

●	Social Security or taxpayer identification number; and

●	permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-888-263-6443.

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Inactive Accounts

If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record, or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property, in accordance with specific state law.

Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

NOTE: If you fail to initiate such contact, your property will be escheated to your last known state of residency after which you will need to claim the property from that state.

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How to Redeem Shares

The Fund typically expects that it will take up to 7 days following the receipt of your redemption request to pay out redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any line of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via regular mail to: Al Frank Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	or via overnight mail to: Al Frank Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account. If you own an IRA, you will be asked whether or not the Fund should withhold federal income tax.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Fund at 1-888-263-6443. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or recording telephone instructions.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its transfer agent will be held liable if you are unable to place your trade due to high call volume.

Redemptions through Broker: If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Fund’s transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Systematic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $5,000, you may participate in the Fund’s Systematic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on a periodic basis into your established bank account. Please contact the Fund at 1-888-263-6443 for more information about the Fund’s Systematic Withdrawal Plan.

Redemptions in Kind: The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash and securities redeemed in-kind remain at the risk of the market until they are sold and the shareholder will bear market risk until the securities are converted to cash.

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When Redemptions are Sent: Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

●     The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

●     The request must identify your account number;

●     The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

●     If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

●	you request a redemption to be made payable to a person not on record with the Fund;

●	you request that a redemption be mailed to an address other than that on record with the Fund;

●	the proceeds of a requested redemption exceed $50,000;

●	any redemption is transmitted to a bank other than the bank of record; or

●	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in the Fund falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000 within 60 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimum due to a decline in NAV.

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Internet Transactions

To establish internet transaction privileges, you must enroll through the website. You automatically have the ability to establish internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user’s agreement through the website in order to enroll in these privileges. To purchase shares through the website, you must also have ACH instructions on your account. Redemption proceeds may be sent to you by check to the address or record, or if your account has existing bank information, by wire or ACH. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s website. Transactions through the website are subject to the same minimums and maximums as other transaction methods. Please call 1-888-263-6443 for assistance with establishing online access.

You should be aware that the internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, their distributor and their transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Fund nor their transfer agent, distributor nor Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

Redemption Fee

The Fund will deduct a 2% redemption fee on the redemption amount if you sell your shares less than 60 days after purchase or shares held less than 60 days are redeemed for failure to maintain the Fund’s balance minimum. See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 60 days or more are not subject to the 2% fee.

Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

●	Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

●	Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

●	Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

●	Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

●	Involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or

●	Redemptions or exchanges due to the death or disability of a shareholder, pursuant to a qualified domestic relations order or divorce decree, or similar situations where the Fund, in its discretion, believes it is appropriate in the circumstances.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

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Tools to Combat Frequent Transactions

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

●	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;”

●	Rejecting or limiting specific purchase requests; and

●	Charging a 2% redemption charge if shares are held less than 60 days.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Householding. To reduce expenses, the Fund mails only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-888-263-6443 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

Shares of one Class of the Fund will not be exchangeable for shares of the other Class.

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Distribution of Fund Shares

The Distributor

Northern Lights Distributors, LLC (the “Distributor”) is located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, and serves as distributor and principal underwriter to the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

Additional Compensation to Financial Intermediaries

The distributor, its affiliates and the Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund, if any. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Tax Status, Dividends and Distributions

Any sale or exchange of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

Any dividends are declared and paid annually in December. Any capital gains are declared and paid annually, usually in December. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short_term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them. The Fund must report to the IRS and furnish to shareholders the cost basis information for shares purchased and sold. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. Shareholders may, however, choose a method other than the Fund’s standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

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On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. This summary is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and this summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis). You should consult your own independent tax advisors to determine the tax consequences of owning the Fund’s shares.

Other Reporting and Withholding Requirements. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax on: (a) income and dividends paid by the Fund and (b) certain capital gain distributions and the gross proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it either enters into a valid agreement with the IRS or otherwise complies with the specific requirements and provisions of an applicable intergovernmental agreement, in each case to, among other requirements, to collect and report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Cohen & Company, Ltd., the Fund’s current independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s December 31, 2024 annual report, which is available at no charge upon request. Years prior to 2023 were audited by the Fund’s previous independent registered public accounting firm.

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Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Advisor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$24.92	$23.23	$29.12	$24.92	$24.24
Activity from investment operations:
Net investment income (1)	0.34	0.38	0.37	0.24	0.46
Net realized and unrealized gain/(loss) on investments	3.12	2.80	(4.26)	5.95	2.01
Total from investment operations	3.46	3.18	(3.89)	6.19	2.47
Less distributions from:
Net investment income	(0.37)	(0.40)	(0.35)	(0.26)	(0.50)
Net realized gain on investments	(2.29)	(1.09)	(1.65)	(1.73)	(1.29)
Total distributions	(2.66)	(1.49)	(2.00)	(1.99)	(1.79)
Paid in capital from redemption fees (1)(4)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$25.72	$24.92	$23.23	$29.12	$24.92
Total return (2)	13.34%	14.06%	(13.49)%	24.98%	10.24%
Net assets, at end of year (000s)	$67,275	$67,085	$64,610 (5)	$6,421	$5,316
Ratio of gross expenses to average net assets (3)	1.47%	1.47%	1.38%	1.42%	1.43%
Ratio of net expenses to average net assets	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	1.25%	1.58%	1.45%	0.83%	2.09%

Portfolio turnover rate	1.65%	1.59%	2.67%	5.10%	3.72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.005 per share.

(5)	Reflects increase in net assets due to the conversions of Investor Class Shares to Advisor Class Shares on April 7, 2022.

20

PRIVACY NOTICE

Rev. May 2021
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-402-493-4603

21

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

22

Investment Adviser
Kovitz Investment Group Partners, LLC
71 S. Wacker Drive, Suite 1860
Chicago, IL 60606

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel
Alston & Bird, LLP
950 F Street NW
Washington, D.C. 20004

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Al Frank Fund
a series of the Northern Lights Fund Trust II

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. The Fund’s Annual Tailored Shareholder Report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-888-263-6443, on the Fund’s website www.alfrankfunds.com or by writing to:

Al Frank Fund
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:

●	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;

●	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or

●	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov

(The Trust’s SEC Investment Company Act file number is 811-22549)

Statement of Additional Information

Dated: May 1, 2025

Al Frank Fund

Advisor Class Shares (Symbol: VALAX)

This Statement of Additional Information (“SAI”) provides general information about the Al Frank Fund (the “Fund”), a series of Northern Lights Fund Trust II (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus for Advisor Class shares of the Fund dated May 1, 2025 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Prospectus free of charge, please write or call the Fund at the address or telephone number below:

Al Frank Fund
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
1-888-263-6443

TABLE OF CONTENTS

The Trust	1
Investment Policies, Strategies and Associated Risks	2
Fundamental Investment Limitations	15
Management of the Fund	16
Board of Trustees	16
Board Leadership Structure	16
Trustees and Officers	18
Board Committees	19
Trustee Compensation	20
Control Persons and Principal Shareholders	21
Investment Adviser	21
Portfolio Managers	24
Other Service Providers	25
Distribution of Fund Shares	27
Portfolio Transactions and Brokerage	27
Portfolio Turnover	29
Code of Ethics	29
Proxy Voting Procedures	29
Anti-Money Laundering Compliance Program	30
Portfolio Holdings Information	30
Determination of Net Asset Value	32
Financial Statements	38
APPENDIX “A” RATINGS DEFINITIONS	39
APPENDIX “B” PROXY VOTING POLICY	55

The Trust

The Al Frank Fund (the “Fund”) is a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Trust”) organized on August 26, 2010. The Fund was organized to acquire substantially all the assets of a predecessor fund, also known as the Al Frank Fund (the “Predecessor Fund”), a series of Advisors Series Trust, a Delaware statutory trust (the “Predecessor Trust”) effective January 18, 2013 (the “Reorganization”). The Reorganization was tax-free for the Fund and the Predecessor Fund and their respective shareholders.

The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund is a diversified series of the Trust. The Fund’s investment objectives, restrictions and policies are more fully described here and in the Prospectus. The Board may add classes to and reclassify the shares of the Fund, start other series and offer shares of a new fund under the Trust at any time.

The Fund offers one class of shares: Advisor Class shares. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Trust’s Agreement and Declaration of Trust - General

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Trust is not required to and does not intend to hold annual meetings of shareholders.

The Trust’s Agreement and Declaration of Trust – Shareholder Derivative Actions

A shareholder may bring derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established by the Board to consider the merits of such action, has a personal financial interest in the action at issue.

Kovitz Investment Group Partners, LLC (the “Adviser”) serves as the investment adviser to the Fund.

Investment Policies, Strategies and Associated Risks

The investment objective of the Fund is long-term capital appreciation. The investment objective of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust, although the Fund will provide shareholders with notice of any change to the Fund’s investment objectives at least 60 days prior to such change.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies the Adviser may employ in pursuit of the Fund’s investment objective and a summary of related risks.

Equity Securities

By investing in stocks, the Fund may expose your investment to a sudden decline in a holding’s share price or an overall decline in the stock market. In addition, as with any stock fund, the value of your investment in the Fund will fluctuate on a day-to-day cyclical basis with movements in the stock market, as well as in response to the activities of individual companies in which the Fund invests. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

Common Stocks

The Fund invests in common stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth in the Prospectus, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks

The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the fixed dividends of a bond and the equity ownership of a common stock. Unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospect. Preferred stock has priority claim over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities

The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants

The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Small-Capitalization Companies

The Fund may invest in companies with market capitalizations of less than $1 billion (a “small-cap company”). Historically, stocks of small-cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small-cap companies to changing economic conditions. Besides exhibiting greater volatility, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks. Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies. You should therefore expect the value of the Fund’s shares to be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Investments in small or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.

Medium-Capitalization Companies

The medium-capitalization companies (“mid-cap companies”) in which the Fund may invest ($1 - $18 billion) may be more vulnerable to adverse business or economic events than larger companies. Historically, stocks of mid-cap companies have been more volatile than stocks of larger companies and may be considered to be more speculative than investments in larger companies. Thus, securities of mid-cap companies present greater risks than securities of larger, more established companies. You should consider that the value of the Fund’s shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Investment Company Securities

The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of their investment objectives, subject to the limitations set forth in the 1940 Act. This may include investment in money market mutual funds in connection with the Fund’s management of daily cash positions. Investments in the securities of other registered investment companies may involve duplication of management fees and certain other expenses. By investing in another investment company, the Fund will become a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits the Fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.

Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Foreign Investments and Currencies

The Fund may also invest in securities of foreign issuers (“foreign securities”), provided that they are publicly traded in the United States, including in American Depositary Receipts (“ADRs”).

American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Investments in foreign countries involve a risk of local political, economic or social instability, military action or unrest, adverse diplomatic developments or other events (including, for example, military confrontations, war, terrorism, and disease/virus epidemics). Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund’s assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes. The interest and dividends payable on certain foreign securities of the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders. Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to their shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Fund.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Fund holds instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments and Currencies” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objectives and policies stated above and in their Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Government Obligations. The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of the Federal Home Loan Mortgage Corporation and the FNMA for an indefinite period. In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent. During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Options on Securities

Purchasing Put and Call Options. The Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions, not in excess of 5% of the Fund’s total net assets. The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a security which they feel has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving themselves the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If the Fund purchases a call option, they acquire the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Adviser believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. The Fund may write covered call options. A call option is “covered” if the Fund owns the security underlying the call or have an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from their portfolios on which they have written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

In addition to covered call options, the Fund may write uncovered (or “naked”) call options on securities, including ETFs, and indices; however, SEC rules require that the Fund segregate assets on its books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call. The Fund will comply with guidelines established by the SEC. Segregated securities cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management of the Fund’s ability to meet redemption requests or other current obligations.

Stock Index Options. The Fund may also purchase put and call options with respect to the S&P 500® Index and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in the Fund’s portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index would be subject to the Adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out options which they had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option they hold, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase put or call options only with respect to an index, which the Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Risks of Investing in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code of 1986, as amended (the “Code”), requirements for qualification of the Fund as a regulated investment company. See “Dividends and Distributions” and “Tax Matters.”

Dealer Options. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option they would need to rely on the dealer from which they purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option they have purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as covered dealer call option writers, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security they write, the Fund may not sell the assets which they have segregated to secure the position while they are obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the Staff of the SEC changes its position on the liquidity of dealer options, the Fund will change their treatment of such instruments accordingly.

Spread Transactions. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that they own at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads (i.e., the yield spread between high quality and lower quality securities). This protection is provided only during the life of the spread options.

Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund may acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

The Fund may purchase securities on a “when-issued,” forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because the Fund will segregate liquid assets to satisfy their purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of their net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities they have committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, they rely on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities they have committed to purchase until they are paid for and delivered on the settlement date.

Illiquid Securities

Typically, the Fund may hold up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called, “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund’s decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Fund. However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Lending Portfolio Securities

The Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund’s loans must permit the Fund to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required. In addition, the Fund is exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent. As well, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Borrowing

The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 1/3 of the value of their total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Short Sales

Currently, the Fund does not engage in short selling, but the Board has authorized them to engage in short selling involving commitments (on a daily marked-to-market basis) not to exceed 25% of their net assets. In a short sale, the Fund sells a security that they do not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until they deliver them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities they have sold short decrease in value, and to decrease more when the securities they have sold short increase in value, than would otherwise be the case if they had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet their short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet their short sale obligations at a time when fundamental investment considerations would not favor such sales.

Additional Risks

Risks Associated With Recent Market Events

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. Uncertainty with respect to these policies has recently resulted in increased volatility in the equity and debt markets. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and developed into a global pandemic. COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. Disruptions in markets can adversely impact a Fund and its investments. Further, certain local markets have been or may be subject to closures, and there can be no certainty regarding whether trading will continue in any local markets in which a Fund may invest, when any resumption of trading will occur or, once such markets resume trading, whether they will face further closures. Any suspension of trading in markets in which a Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in such market. The outbreak could also impair the information technology and other operational systems upon which a Fund’s service providers rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform critical tasks relating to the Fund. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. In the past, governmental and quasi-governmental authorities and regulators through the world have at times responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments. Public health crises caused by the outbreak may exacerbate other preexisting political, social and economic risks in certain countries or globally. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The duration of this outbreak or others and their effects cannot be determined with certainty.

Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy that could impact the value of Russian investments and impair the ability of the Fund to buy, sell, receive or deliver those securities. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Risks Related to Israel-Hamas War.

In October 2023, armed conflict broke out between Israel and the militant group Hamas after Hamas infiltrated Israel’s southern border from the Gaza Strip. In response, Israel declared war on Hamas and Israeli Defense Forces invaded the Gaza Strip. Events in Israel, Gaza, and the greater Middle East region are rapidly evolving, and the extent and duration of the Israel-Hamas war are impossible to predict.

Both actual hostilities, including the Israel-Hamas war described above, and the threat of future hostilities may have a significant adverse effect on Israel’s economy, including increased volatility in the share price of companies based in or with operations in Israel, local securities trading suspensions, local securities market closures (including for extended periods), a lack of transparency concerning Israeli issuers or other local market information, and increased restrictions on foreign investment or repatriation of capital. Such hostilities or an attack also may escalate into a more wide-scale conflict with the potential for greater and far-reaching adverse effects in the region and globally. While it is not possible to predict the extent and duration of any such conflict, the resulting market disruptions could be significant, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Israeli issuers or issuers in other countries affected by the war.

Government Intervention in Financial Markets Risk

Instability in the financial markets may lead the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that may experience extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Fundamental Investment Limitations

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities of the Fund,” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund’s investment objectives are fundamental.

In addition, the Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Fund may not:

1.	Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law;

2.	Hold, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity;

3.	Purchase or sell futures contracts; or

4.	Invest in other investment companies advised by the same investment adviser as the Fund or in investment companies advised by affiliates of such adviser.

Management of the Fund

Board of Trustees

The management and affairs of the Fund are supervised by the Board of Trustees. The Board of Trustees consists of five individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Board Leadership Structure

The Trust is led by Mr. Brian Nielsen, who has served as the Chairman of the Board since 2011. The Board of Trustees is comprised of Mr. Nielsen and four (4) other Independent Trustees. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) setting the agendas for board meetings and (d) ensuring board members are provided necessary materials in advance of each board meeting. The Trust believes that (i) its Chairman, (ii) Keith Rhoades, the independent chair of the Audit Committee, and (iii), as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, each of its funds and each shareholder.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills. The Board of Trustees reviews its leadership structure regularly on at least an annual basis. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the funds that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the funds individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent arrangements of each of the Trust’s series. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

Board Responsibilities

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s series. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Nielsen, as Chairman, and four (4) other Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its CCO at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the CCO is the primary recipient and communicator of such risk-related information and oversees the Trust’s service providers’ adherence to the Trust’s policies and procedures.

Investment advisers managing the Trust’s series report to the Trust’s CCO and the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s series. These investment advisers report to the CCO and the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s series.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO conducts on-going and continuous compliance testing and presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s President, Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its series during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Nielsen has over twenty-four years of experience in the investment management and brokerage business including a focus in compliance, legal and regulatory oversight and possesses a strong understanding of the regulatory framework under which investment companies must operate. Since 2010, Thomas Sarkany has been the President of TTS Consultants, LLC, and since December 2022 has been the President of TTS Associates, Inc., each a financial services firm and from 1994 through 2010, Mr. Sarkany held various roles at Value Line, Inc. (a publicly held company providing financial research, publications and money management services to retail and institutional investors), including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. Anthony Lewis has been Chairman and CEO of The Lewis Group USA, an executive consulting firm, for the past 10 years, and also serves as a Director, the Chairman of the Compensation Committee, and a Member of the Audit Committee of Torotel Inc. Keith Rhoades held various accounting roles at Union Pacific Railroad, including Senior Director – General Ledger/Financial Research. Mr. Skalla more than 20 years of investment management experience including serving as President of L5 Enterprises, Inc. since 2001 and from 2001 through 2017 Mr. Skalla was a member of the Orizon Investment Counsel Board. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established three standing board committees – the Audit Committee, the Compensation Committee, and the Nominating Committee. All Independent Trustees are members of the Audit Committee, Compensation and the Nominating Committee. Inclusion of all Independent Trustees as members of all three standing committees allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019).	1	NONE
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC (since 2010) (financial services firm); President, TTS Associates, Inc. (financial services) (since December 2022).	1	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee since May 2011	Chairman and CEO of The Lewis Group USA (since 2007) (executive consulting firm).	1	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee since May 2011	Retired since 2008.	1	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. (since 2001) (financial services company).	1	NONE

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin Wolf 1969	President since January 2013	Vice President of The Ultimus Group, LLC and Executive Vice President, Head of Fund Administration and Product, Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2019). President, Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (2012 - 2019).	N/A	N/A
Erik Naviloff 1969	Treasurer since January 2013	Vice President of Ultimus fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2012).	N/A	N/A
Kent Barnes 1968	Secretary since April 2024	Vice President and Senior Management Counsel, Ultimus Fund Solutions, LLC (since November 2023); Vice President, U.S. Bancorp Fund Services, LLC (November 2018 to November 2023).	N/A	N/A
Emile Molineaux 1962	Chief Compliance Officer and Anti-Money Laundering Officer since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	As of December 31, 2024, the Trust was comprised of 24 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and not to any other series of the Trust. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

Board Committees

Audit Committee. The Board has an Audit Committee, which is comprised of the Independent Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least four times annually. During the fiscal year ended December 31, 2024, the Audit Committee met ten times.

Nominating Committee. The Board has a Nominating Committee, which is comprised of the Independent Trustees. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating Committee generally will not consider shareholder nominees.

Compensation Committee. The Board has a Compensation Committee, which is comprised of the Independent Trustees. The role of the Compensation Committee is to oversee the evaluation of, and review and approve compensation for, the Independent Trustees. The Compensation Committee will generally meet annually.

Trustee Compensation

Effective January 1, 2025, each Trustee receives a quarterly fee of $22,500 (the “Trustee Fee”) to be paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising the Trust. Each Trustee is also reimbursed for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman receives an additional quarterly fee of $4,250 and the Chairman of the Trust receives an additional quarterly fee of $5,600. For each special in-person meeting, each Trustee receives a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which, in those cases where the special in-person meeting, has been requested by a Fund adviser, such fees are generally paid by the requesting adviser. None of the executive officers receive compensation from the Trust.

Prior to January 1, 2025, each Trustee received a quarterly fee of $21,250 (the “Trustee Fee”) paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising the Trust. Each Trustee received reimbursement for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman received an additional quarterly fee of $4,000 and the Chairman of the Trust received an additional quarterly fee of $5,250. For each special in-person meeting, each Trustee received a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which, in those cases where the special in-person meeting had been requested by a Fund adviser, the fee was generally paid by the requesting adviser. None of the executive officers received compensation from the Trust.

The table below details the amount of compensation the Trustees are estimated to receive from the Trust during the Fund’s most recent fiscal year. The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan. The table below details the amount of compensation the Trustees received from the Trust during the year ended December 31, 2024.

Name	The Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex*** Paid to Trustees
Thomas T. Sarkany	$3,581	None	None	$3,581
Anthony Lewis	$3,581	None	None	$3,581
Keith Rhoades*	$4,280	None	None	$4,280
Randal Skalla	$3,581	None	None	$3,581
Brian Nielsen**	$4,475	None	None	$4,475

*	Mr. Rhoades also serves as chairman of the Audit Committee.

**	Mr. Nielsen also serves as Chairman of the Trust.

***	There are currently multiple series comprising the Trust. The term “Fund Complex” refers only to the Fund and not to any other series of the Trust. For the fiscal year ended December 31, 2024, aggregate Independent Trustees’ fees were $462,000.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund and other series of the Trust as of December 31, 2024:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas T. Sarkany	None	None
Anthony Lewis	None	None
Keith Rhoades	None	None
Randal Skalla	None	None
Brian Nielsen	None	None

As of December 31, 2023, the Trustees and officers, as a group, owned less than 1.00% of the Fund’s outstanding shares and the Fund Complex’s outstanding shares.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.

As of April 1, 2025, the following persons owned, beneficially or of record, 5% or more of a Class of shares of the Fund:

Account Name and Address	% Of Share Class Owned
Advisor Class Shares
Charles Schwab & Co, Inc. Special Custody Account FEBO Customers ATTN: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	34.08%

National Financial Services LLC For the Exclusive Benefit of our Customers 499 Washington Blvd, Fl 5 Jersey City, NJ 07310	17.32%

Investment Adviser

Kovitz Investment Group Partners, LLC, 71 S. Wacker Drive, Suite 1860, Chicago, IL 60606, serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser is SEC registered investment adviser and was founded in 2003. The Adviser is a wholly owned subsidiary of Focus Operating, LLC, which is a wholly owned subsidiary of Focus Financial Partners, LLC. Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments.

After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund upon 60 days’ prior written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ prior written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees (directly or through a subadviser) to invest the assets of the Fund in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Fund and, as such shall (directly or through a subadviser) (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained by the Fund, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Adviser (directly or through a subadviser) will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a special meeting of the Board held on May 23, 2023.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management services necessary for the operation of the Fund and such additional administrative services as reasonably requested by the Board of Trustees, including a majority of the Independent Trustees. These services include providing such office space, office equipment and office facilities as are adequate to fulfill the Adviser’s obligations under the Advisory Agreement; assisting the Trust in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in preparing all general shareholder communications and conducting shareholder relations; assuring the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The fee is computed daily and payable monthly. The Adviser has agreed contractually to waive its management fee and to reimburse operating expenses

(exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), and extraordinary expenses such as litigation at least until April 30, 2026, such that net annual fund operating expenses of the Fund does not exceed the percentages in the table below. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and increase its performance.

Expense Limitation
Advisor Class	1.24%

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of their shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

For the fiscal years ended December 31, the Fund paid the following advisory fees to Kovitz Investment Group Partners, LLC, pursuant to the Advisory Agreement, of which the adviser waived or recouped the amounts set forth in the following table:

	Management Fees Paid During Fiscal Years Ended December 31,
	2024	2023	2022
Management Fees Accrued	$690,299	$639,880	$712,154
Management Fees Waived by Adviser	$(159,025)	$(146,969)	$(129,083)
Management Fees Recouped by Adviser	$0	$0	$0
Total Management Fees Paid to Adviser	$531,274	$492,911	$583,071

Portfolio Managers

John Buckingham and Jason R. Clark are the portfolio managers responsible for the day-to-day management of the Fund.

The Fund’s Chief Investment Officer is John Buckingham. Mr. Buckingham is principally responsible for the day-to-day management of the Fund’s portfolio. He is supported by an investment committee. Mr. Buckingham joined AFAM Capital in 1987 and Kovitz Investment Group in 2018, as part of the Kovitz acquisition of AFAM. Mr. Buckingham has more than 30 years of investment management experience and serves as Editor of The Prudent Speculator, which has been a trusted newsletter for over 40 years. He chairs the AFAM Investment Committee, leading a team that performs comprehensive investment research and financial market analysis. Mr. Buckingham has been featured in Barron’s, The Wall Street Journal, and Forbes, and frequently contributes to CNBC, Bloomberg, and Fox Business News. Mr. Buckingham is a recognized industry contributor who regularly speaks at prominent industry seminars and events.

Jason R. Clark joined Kovitz Investment Group in 2018, as part of the Kovitz acquisition of AFAM Capital (which he joined in 2007). As a member of the investment team, Mr. Clark is responsible for performing in-depth microeconomic research and fundamental analysis of individual stocks and industries. In addition, he works directly with clients to provide customized account management. Mr. Clark is also a regular contributor to the firm’s market commentary and newsletter. After serving in the United States Navy, Mr. Clark earned a Bachelor of Arts degree in finance, summa cum laude, from the University of West Florida. Mr. Clark is a CFA® charterholder and a member of the CFA Society.

The following table shows the number of other accounts managed by Mr. Buckingham and Mr. Clark and the total assets in the accounts managed within various categories as of December 31, 2024:

Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
John Buckingham	0	$0	0	$0	929	$860 million
Jason R. Clark	0	$0	0	$0	929	$860 million

Material Conflicts of Interest

Where conflicts of interest arise between the Fund and other accounts managed by Mr. Buckingham and Mr. Clark, each will proceed in a manner that ensures that the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by Mr. Buckingham or Mr. Clark. In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Portfolio Managers’ Compensation

The Portfolio Managers’ compensation is a fixed salary that is set by reference to industry standards. Bonuses paid to the Portfolio Managers are based on the profitability of the Adviser.

Mr. Buckingham’s compensation is made up of salary and bonuses. Mr. Buckingham’s salary is based on assets under management for private clients. The calculation does not include Fund performance or Fund assets under management. Mr. Buckingham’s bonus is based on overall performance as measured by the Value Composite, an additional bonus is based on overall profitability of the Adviser. Mr. Buckingham’s retirement plan consists of a SIMPLE IRA. The company matches 3% of gross pay to statutory limits.

Mr. Clark’s compensation is salary-based with a bonus structure made up of profit sharing and growth of revenue on the private client group side of the Adviser’s business. His retirement plan consists of a SIMPLE IRA. The company matches 3% of gross pay to statutory limits.

Portfolio Manager’s Ownership of the Fund

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers of the Fund as of December 31, 2024:

Name of Portfolio Manager	Dollar Range of Equity Securities in Managed Fund
John Buckingham	Greater than $100,000
Jason R. Clark	$10,001 and $100,000

Other Service Providers

Administrator

Pursuant to a Fund Services Agreement (the “Administration Service Agreement”), Ultimus Fund Solutions, LLC (“UFS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Administrator”), acts as administrator for the Fund, subject to the supervision of the Board. UFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. UFS is an affiliate of the Distributor. UFS may provide persons to serve as officers of the Fund Such officers may be directors, officers or employees of UFS or its affiliates.

The Administration Service Agreement was initially approved by the Board at a meeting held on November 26, 2012. The Agreement shall remain in effect for 2 years from the date of the Fund’s commencement of operations, and subject to annual approval of the Board for one-year periods thereafter. The Administration Service Agreement is terminable by the Board or UFS on 60 days’ prior written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of UFS or reckless disregard of its obligations thereunder, UFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, UFS provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays the Administrator for any out-of-pocket expenses.

For the fiscal years ended December 31, the Fund paid the following administration fees:

2024	2023	2022
$57,873	$55,342	$46,160

Fund Accounting

UFS, pursuant to the Administration Service Agreement, provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the fiscal years ended December 31, the Fund paid the following fund accounting fees:

2024	2023	2022
$31,763	$31,463	$31,636

Transfer Agent

UFS, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund. Under the agreement, UFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the fiscal years ended December 31, the Fund paid the following transfer agency fees:

2024	2023	2022
$38,255	$40,134	$39,824

Custodian

U.S. Bank N.A., 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212, (the “Custodian”), serves as the custodian of the Fund’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Fund pays a compliance service fee to NLCS.

For the fiscal years ended December 31, the Fund paid the following fees to NLCS for compliance services:

2024	2023	2022
$24,183	$24,210	$23,448

Legal Counsel

Alston & Bird, LLP, 950 F Street NW, Washington, D.C. 20004, serves as counsel to the Trust.

Blank Rome LLP, 405 Lexington Avenue, New York, NY 10174, serves as counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, PA 19103, serves as the independent registered public accounting firm of the Fund.

Distribution of Fund Shares

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Fund’s shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Underwriting Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Underwriting Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Underwriting Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ notice when authorized either by a majority vote of the Fund’s outstanding voting securities or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The following table sets forth the total compensation received by the Distributor for the fiscal year ended December 31, 2024:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Al Frank Fund	$0	$0	$0	$0

*	The Distributor received $17,203 from the Adviser as compensation for its distribution services to the Fund.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Fund and may allow concessions to dealers that sell shares of the Fund.

Portfolio Transactions and Brokerage Allocation

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-

maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

It is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund. Weight is currently not given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser. The Adviser retains the right to update this policy. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund may or may not be made independently from those of other client accounts of the Adviser. In certain instances, investment decisions will be made similar to other accounts managed. In the case where the Fund uses similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. The Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.

The following brokerage commissions were paid by the Fund during the fiscal years ended December 31:

Aggregate Brokerage Commissions Paid During Fiscal Years Ended December 31,
2024	2023	2022
$173	$122	$248

Portfolio Turnover

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 37%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions. For the fiscal years ended December 31, the Fund experienced the following portfolio turnover rates:

Portfolio Turnover During Fiscal Years Ended December 31,
2024	2023
1.65%	1.59%

Code of Ethics

The Fund, the Adviser, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser, and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the

Adviser as involving a conflict of interest. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix B.

More Information. The actual voting records relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, 1-800-SEC-0330 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust’s policy to:  (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Fund discloses its portfolio holdings by mailing the annual and semi-annual reports to shareholders sixty days after the end of the fiscal year and semi-annual period.  In addition, the Fund discloses its portfolio holdings reports on Forms N-CSR and Form N-PORT sixty days after the end of each quarter/semi-annual period. Further, the top ten portfolio holdings are generally made available to Morningstar within ten days of the end of each calendar quarter and remain available until new information for the next calendar quarter is posted.

The Fund may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-PORT.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Fund.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Ultimus Fund Solutions, LLC.  Ultimus Fund Solutions, LLC is the transfer agent, fund accountant, administrator and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Northern Lights Compliance Services, LLC. Northern Lights Compliance Services, LLC provides compliance services to the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

U.S. Bank N.A. U.S. Bank N.A. is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd. Cohen & Company, Ltd. is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Alston & Bird, LLP.  Alston & Bird, LLP is counsel to the Trust; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Blank Rome, LLP. Blank Rome, LLP is counsel to the Independent Trustees.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Determination of Net Asset Value

As indicated in the Prospectus under the heading “Share Price,” the net asset value (“NAV”) of the Fund’s shares, by class, is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund, by class.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s Valuation Designee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be fair valued by the Valuation Designee, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the

Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s Valuation Designee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are not readily available or deemed unreliable, the Fund may value securities at fair value as determined in good faith by the Valuation Designee, pursuant to procedures approved by the Board. Fair valuation may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Purchase of Shares

Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder’s shares in the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;

(b)	when trading on that exchange is restricted for any reason;

(c)	when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the

SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

The Fund may purchase shares of certain series which charge a redemption fee to shareholders (such as the Fund) that redeem shares of the underlying fund within a certain period of time (such as one year). The fee is payable to the underlying fund. Accordingly, if the Fund were to invest in an underlying fund and incur a redemption fee as a result of redeeming shares in such underlying fund, the Fund would bear such redemption fee. The Fund will not, however, invest in shares of an underlying fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Tax Status

The Fund has elected to qualify and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing and amount of its distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund. If the Fund does not qualify as a regulated investment company, it may be taxed as a corporation.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of such Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that such Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of such Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of such Fund’s net tax-exempt interest, if any.

In addition to the taxable year 90% distribution requirement described in the previous paragraph, and in order to avoid the imposition of a nondeductible 4% excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no federal income tax was paid. The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus.

Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Under recently enacted legislation, capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset capital gains of the Fund in future years.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service (“IRS”) with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non–exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the “dividends received” deduction. Availability of the deduction is subject to certain holding period and debt–financing limitations.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income or qualified dividend income. Under current law, distributions of certain qualified dividend income paid out of the Fund’s investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are currently significantly lower than the highest rate that applies to ordinary income.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long–term capital gain or loss, and the balance will be treated as short–term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency–denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark–to–market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund’s shares acquired by the shareholder.

Section 475 of the Code requires that a “dealer” in securities must generally “mark to market” at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The “mark to market” rules do not apply, however, to a security held for investment which is clearly identified in the dealer’s records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the “mark to market” rules. Shares of the Fund held by a dealer in securities will be subject to the “mark to market” rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

Redemptions of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long–term capital loss to the extent of distributions of long–term capital gain dividends during such six–month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non–U.S. investors.

Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. Alston & Bird LLP has expressed no opinion in respect thereof.

Dividends and Distributions

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long–term capital gain or loss recognition or otherwise producing short–term capital gains and losses, although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long–term capital gain or loss recognition or otherwise producing long–term capital gains and losses, the Fund will have a net long–term capital gain. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

Financial Statements

The financial statements for the Fund for the fiscal year ended December 31, 2024 and the independent registered public accountant’s report, are hereby incorporated by reference in the Fund’s Annual Report. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights and notes. You may obtain a copy of the Annual or Semi-Annual Reports of the Fund to shareholders, without charge upon request in writing or by telephone.

APPENDIX “A” RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ’SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment adviser. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

●	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

●	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*	As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Short-Term Rating definitions for ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)

Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

●	Nature of and provisions of the obligation;

●	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)

‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)

‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)

‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)

‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)

‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)

‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)

‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)

‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)

‘C’ National Ratings denote that default is imminent.

D(xxx)

‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

APPENDIX “B” PROXY VOTING POLICY

Kovitz acts as investment adviser or sub-adviser for its clients, including private funds, separately managed accounts, investment companies and other commingled investment vehicles (collectively, “clients”). SEC Rule 206(4)-6 requires all registered investment advisers to adopt written procedures to ensure that they vote client securities in the best interest of their clients. Adviser has adopted these proxy voting policies and procedures to help satisfy its duties relating to proxy voting for securities held by its clients. References herein to “proxies” hereafter shall only include those proxies of clients.

Proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in a company, from the viewpoint of the best interests of Adviser’s clients, without regard to any other interests. As a matter of policy, Adviser will not be influenced by outside sources whose interests conflict with the interest of its clients. Any conflict of interest will be resolved in the best interest of Adviser’s clients.

Procedures

The compliance department shall be responsible for making sure that proxies are voted according to these procedures. Proxies may be voted electronically or by U.S. mail. As proxy ballots are voted, they will be kept on file by the compliance department. With respect to certain accounts, Adviser may not be required to vote proxies.

Adviser has retained independent third-party proxy voting service providers, Institutional Shareholder Services Inc. (“ISS”) and Broadridge Financial Solutions, Inc. (“Broadridge), to assist it in coordinating, administering (including the maintenance of required records), processing and voting of certain client proxies. These services also include proxy voting recommendations and research. As a general rule, ISS and Broadridge will vote proxies in accordance with its recommendations, except in certain circumstances where Adviser determines it is in the best interests of the relevant client to otherwise vote a proxy, and is consistent with this Proxy Voting Policy and Procedures.

In selecting a proxy advisory firm and as a condition for retention of such firm, Adviser will seek to ensure (or reconfirm) that the firm has the capacity, ability and independence necessary to provide recommendations in the best interests of Adviser’s clients. Factors that Adviser considers critical to the employment or retention of a proxy advisory firm include the capabilities of the advisory firm’s personnel, its capacity and competency to adequately analyze proxy issues, its methodologies for assessing proxy voting matters, the manner in which it engages (or chooses not to engage) with issuers, its management, treatment and disclosure of actual and potential conflicts of interest and its propensity to commit (and correct) errors in its recommendations. The compliance department maintains documentation evidencing this review.

Adviser periodically reevaluates the basis of its continuing relationship with ISS and Broadridge. Adviser will review, among other documents and policies, its conflicts of interest disclosures, its approach to how proxies are voted, and other relevant information in seeking to reconfirm that the bases upon which ISS and Broadridge was originally selected remain intact and that the selection of ISS and Broadridge continues to be in clients’ best interests. Adviser also reviews any on-going updates or notices transmitted from ISS and Broadridge that materially modify its approach to proxy voting. In addition, Adviser will review any disclosures from ISS and Broadridge, or indications from other sources, of material errors, incompleteness or other problems with that firm’s proxy advice. The compliance department maintains documentation evidencing this review.

Adviser will conduct oversight of third-party research providers that it retains to assist with proxy voting to determine that proxies continue to be voted in clients’ best interests. Adviser will request that proxy advisory firm update Adviser regarding relevant business changes (i.e., with respect to the firm’s capacity and competency to provide proxy voting advice) or conflict policies and procedures. Adviser will use such information to identify and address conflicts that may arise on an ongoing basis.

Additionally, the compliance department will periodically review the number of ballots for vote versus the number of client holdings. This review will confirm our third party systems are receiving the appropriate number of ballots for the accounts we have proxy voting authority over.

Conflicts of Interest

It is the duty of the compliance department to resolve any material conflicts of interest related to proxy voting. A conflict of interest may exist, for example, if Adviser has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any Adviser employee with knowledge of a potential personal conflict of interest (e.g., familial relationship with company management) relating to a particular proposal shall disclose that potential conflict to the compliance department and remove himself or herself from the proxy voting process.

As Adviser utilizes the services of ISS and Broadridge as an independent third party proxy voting service provider, it generally will be the case that voting proxies in accordance with the recommendations of ISS and Broadridge will significantly mitigate the risk of a conflict of interest. Where, however, proxies are voted by Adviser contrary to the recommendations of ISS and Broadridge or where a potential or actual conflict of interest or perceived conflict of interest has been brought to the attention of or been identified by the compliance department, the compliance department will assess and address such conflict of interest. Some examples in which potential conflicts may exist include instances where Adviser or its affiliates also manage the issuer’s pension plan or if a Supervised Person or a close relative of a Supervised Person has a significant personal or business relationship with an issuer or an individual director (or directorship candidate), officer (or candidate for corporate office) or proxy contest participant.

If a conflict of interest arises, Adviser will:

◆	Rely solely on (and vote in accordance with) the recommendations of ISS or Broadridge, as referenced above, or other independent third party consulted or engaged (generally or specifically) for such purpose; OR

◆	Prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; (3) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (4) confirms that the recommendation was made solely on the merits and without regard to any other consideration. Adviser will retain a copy of such report.

Voting Guidelines

If a client directs Adviser to vote a proxy in a particular way, Adviser will vote the proxy in accordance with the client’s directions, if possible. In the absence of specific voting direction from a client, Adviser will vote proxies in the best interests of the applicable client, which may result in different voting results among clients for proxies for the same issuer.

In seeking to vote proxies in the best interest of its clients (including determining whether it is in the best interest of a client to abstain from voting), Adviser generally is guided by the principle of voting a client proxy in a manner which it believes will maximize value to the client taking into account the nature of the client’s position in the security and underlying investment strategy and thesis, including any material applicable environmental, social and governance factors, and its voting determination also may take into account the following factors, among others:

◆	the cost and practicality of voting;

◆	whether voting the proxy would otherwise be unnecessary or unwarranted for any reason;

◆	whether the proposal relates to a routine corporate housekeeping matter;

◆	whether the proposal was recommended by management and Adviser’s opinion of management;

◆	whether the proposal acts to entrench existing management, makes it more difficult to replace members of the issuer’s board, or implicates other corporate governance matters; and/or

◆	whether the proposal fairly compensates management for past and future performance.

Corporate governance standards, disclosure requirements and the mechanics of voting proxies in foreign markets can vary greatly from U.S. markets. Certain foreign markets impose burdensome or expensive proxy voting requirements on equity holders, which in some instances may outweigh the benefits of voting the relevant proxy. Adviser may abstain or take no action with respect to a foreign proxy if it determines, in its reasonable discretion, that the burdens and costs associated with voting the proxy outweigh the potential benefits to clients.

Proxy Voting with Respect to Kovitz’s Private Fund Clients

For most purposes, the firm’s affiliated private funds are each considered a client of Kovitz (the underlying investors in each fund are not considered clients of Kovitz).

Absent extraordinary circumstances (e.g., large ownership percentage holding, significant knowledge about the issue at hand, etc.), Kovitz will not cast proxy votes on behalf of the private funds (when it does vote proxies, Kovitz will generally vote with management). Kovitz believes that investors in the private funds would be better served if Kovitz spent its time managing the investments of the private funds, rather than spending time on analyzing proxy matters.

Generally, the private funds’ investments are generally in large, liquid stocks, and the percentage ownership in portfolio investments/companies by such funds at any given time is not material. Casting votes on behalf of the private funds would have a negligible impact unless a fund held a significant position in a particular company. Given the investment philosophy and trading strategy of Kovitz, this is unlikely to occur. Kovitz believes that voting proxies without undertaking the required due diligence is irresponsible.

Disclosure of Kovitz’s proxy voting policies and procedures to the “client” in this case would be self-serving because the disclosures would be directed to the hedge funds, and Kovitz, which makes the decisions, would be the recipient of such disclosure.

Recordkeeping

Adviser or its agent will maintain the following records:

◆	this Policy and Procedures;

◆	proxy statements received regarding client securities (provided, however, that Adviser may rely on the SEC’s EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided Adviser with an undertaking to provide a copy of the proxy statement promptly upon request; such proxies, however, will still be recorded by compliance department;

○	a record of each vote cast on behalf of a client (provided, however, that Advisers may rely on a third party subject to the undertaking requirement);

○	a copy of any document prepared by Adviser that was material to making a voting decision or that memorialized the basis for the decision; and

○	a copy of any written client request for information on how Adviser voted proxies on behalf of that client and Adviser’s written response to any client request (whether written or oral) on how Adviser voted proxies on behalf of that client.

Adviser will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was recorded, the first two years in Adviser’s office.

Adviser relies, for recordkeeping purposes, on proxy statements and records of proxy votes cast that are maintained with ISS and Broadridge. Adviser’s agreement with ISS and Broadridge provides that they are required to furnish or make available to Adviser a copy of such documents promptly upon Adviser’s request.

Disclosure

Adviser shall appropriately respond in writing to all written client requests for information on how it voted with respect to that client’s securities. Such written request along with any written response shall be maintained pursuant to Adviser’s Recordkeeping policy described above.

Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap value Fund. 247
(d)(2)	Investment Advisory Agreement between the Registrant and Kovitz Investment Group Partners, LLC, on behalf of the Al Frank Fund.180
(d)(3)	Investment Advisory Agreement between the Registrant and Longboard Asset Management, LP on behalf of the Longboard Managed Futures Strategy Fund and Longboard Alternative Growth Fund.177
(d)(4)	Investment Advisory Agreement between the Registrant and KKM Financial, LLC on behalf of the Essential 40 Stock ETF. 268
(d)(5)	Investment Advisory Agreement between the Registrant and Innealta Capital, LLC on behalf of the Dynamic International Opportunity Fund, Dynamic U.S. Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.199
(d)(6)	Investment Advisory Agreement between the Registrant and Invenomic Capital Management, LP on behalf of the Invenomic Fund. 193
(d)(7)	Investment Sub-Advisory Agreement between LifeGoal Investments, LLC and Penserra Capital Management, LLC with respect to LifeGoal Conservative Wealth Builder ETF, LifeGoal Home Down Payment Investment ETF, and LifeGoal Wealth Builder ETF. 223
(d)(8)	Investment Advisory Agreement between the Registrant and The Future Fund, LLC with respect to The Future Fund Active ETF and The Future Fund Long/Short ETF. 250
(d)(9)	Investment Advisory Agreement between the Registrant and Beacon Capital Management, Inc. with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF.244
(d)(10)	Investment Advisory Agreement between the Registrant and Hodges Capital Management, LLC on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 255
(d)(11)	Investment Sub-Advisory Agreement between Beacon Capital Management, Inc. and Exchange Traded Concepts, LLC with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF. 242
(d)(12)	Investment Advisory Agreement between the Registrant and PeakShares LLC on behalf of the PeakShares Sector Rotation Fund. 260
(d)(13)	Agreement and Plan of Reorganization by and among Advisors Series Trust, with respect to the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of Advisors Series Trust, the Registrant, on behalf of the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of the Registrant, and Al Frank Asset Management, Inc. dated January 18, 2013.[2]
(d)(14)	Agreement and Plan of Reorganization by and among Professionally Managed Portfolios, with respect to the Balter Long/Short Equity Fund, a separate series of Professionally Managed Portfolios, the Registrant, on behalf of the Balter Long/Short Equity Fund, a separate series of the Registrant, and Balter Liquid Alternatives, LLC dated June 24, 2015.108

(d)(15)	Agreement and Plan of Reorganization dated April 21, 2017 with respect to the reorganization of the Al Frank Dividend Value Fund into the Al Frank Fund. 154
(d)(16)	Master Securities Loan Agreement between AFAM Capital, Inc., Morgan Stanley & Co., LLC and MS Securities Services, Inc.[45]
(d)(17)	Agreement and Plan of Reorganization by and among Professionally Managed Portfolios, with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund, each a separate series of the Registrant, and Hodges Capital Management, LLC.261
(d)(18)	Agreement and Plan of Reorganization by and among Northern Lights Fund Trust II and KKM Financial LLC, with respect to the Essential 40 Stock Fund and the Essential 40 Stock ETF, each a separate series of the Registrant dated July 30, 2024. 268
(d)(19)	Investment Advisory Agreement between the Registrant and GGM Wealth Advisors on behalf of the GGM Macro Alignment ETF. 251
(d)(20)	Investment Sub-Advisory Agreement between GGM Wealth Advisors and Penserra Capital Management, LLC on behalf of the GGM Macro Alignment ETF. 251
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.187
(e)(2)	ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC. 223
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Al Frank Fund.[46]
(g)(2)	Fourth Amendment, effective June 1, 2017, to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., on behalf of the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund, and Balter Invenomic Fund. 155
(g)(3)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co. 222
(g)(4)	Amendment to the Custody Agreement between the Registrant and Brown Brothers Harriman & Co. 261
(g)(5)	Amendment to the U.S. Bank Custody Agreement to add the North Star Small Cap Value Fund. 248
(g)(6)	Amendment to the U.S. Bank Custody Agreement to add the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(1)	Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 228
(h)(2)	Amendment No.1 to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023.261
(h)(3)	18f-4 Addendum to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated August 1, 2022.261
(h)(4)	Master ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 261
(h)(5)	Amendment No.1 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
(h)(6)	Amendment No.2 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023. 261
(h)(7)	Amendment No.3 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated April 11, 2024. 261
(h)(8)	18f-4 Addendum to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 249
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of WOA All Asset I. 214

(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Al Frank Fund. [75]
(h)(12)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Managed Futures Strategy Fund. [35]
(h)(13)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Essential 40 Stock Fund (formerly, KKM Enhanced U.S. Equity Fund). [76]
(h)(14)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Alternative Growth Fund (formerly, Longboard Long/Short Fund). [94]
(h)(15)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(16)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Invenomic Fund. 199
(h)(17)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Services, LLC, on behalf of The Future Fund Active ETF and The Future Fund Long/Short ETF. 250
(h)(18)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 242
(h)(19)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(20)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the GGM Macro Alignment ETF. 251
(h)(21)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the PeakShares Sector Rotation ETF. 260
(h)(22)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Essential 40 Stock ETF. 268
(h)(23)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.249
(h)(24)	Expense Limitation Agreement between the Registrant, with respect to WOA All Asset I. 214
(h)(25)	Expense Limitation Agreement between the Registrant, with respect to the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to the Al Frank Fund.180
(h)(27)	Expense Limitation Agreement between the Registrant, with respect to the Essential 40 Stock Fund. 160
(h)(28)	Expense Limitation Agreement between the Registrant, with respect to the Invenomic Fund.193
(h)(29)	Expense Limitation Agreement between the Registrant, with respect to The Future Fund Active ETF and The Future Fund Long/short ETF. 250
(h)(30)	Expense Limitation Agreement between the Registrant, with respect to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 244
(h)(31)	Expense Limitation Agreement between the Registrant, with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(32)	Expense Limitation Agreement between the Registrant and PeakShares LLC with respect to the PeakShares Sector Rotation ETF. 260
(h)(33)	Expense Limitation Agreement between the Registrant and KKM Financial, LLC with respect to the Essential 40 Stock ETF. 268
(h)(34)	Amended and Restated Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.235
(h)(35)	Shareholder Services Plan on behalf of the Invenomic Fund. 193

(i)(1)	Opinion of Alston & Bird LLP regarding the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 270
(i)(2)	Opinion of Alston & Bird LLP regarding the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund.259
(i)(3)	Opinion of Alston & Bird LLP regarding the WOA All Asset I. 262
(i)(4)	Opinion of Alston & Bird LLP regarding the Longboard Fund (formerly, the Longboard Alternative Growth Fund). 265
(i)(5)	Opinion of Alston & Bird LLP regarding the Al Frank Fund. [1]
(i)(6)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock Fund. 267
(i)(7)	Opinion of Alston & Bird LLP regarding the Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund.260
(i)(8)	Opinion of Alston & Bird LLP regarding the Invenomic Fund. 269
(i)(9)	Opinion of Alston & Bird LLP regarding the Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.197
(i)(10)	Opinion of Alston & Bird LLP regarding The Future Fund Active ETF and the Future Fund Long/Sort ETF. 266
(i)(11)	Opinion of Alston & Bird LLP regarding the North Star Small Cap Value Fund. 249
(i)(12)	Opinion of Alston & Bird LLP regarding the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 263
(i)(13)	Opinion of Alston & Bird LLP regarding the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 263
(i)(14)	Opinion of Alston & Bird LLP regarding the GGM Macro Alignment ETF. 268
(i)(15)	Opinion of Alston & Bird LLP regarding the PeakShares Sector Rotation ETF. 257
(i)(16)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock ETF. 264
(i)(17)	Consent of Alston & Bird LLP.[1]
(j)(1)	Consent of RSM US LLP with respect to North Star Bond Fund, North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund and North Star Small Cap Value Fund. 270
(j)(2)	Consent of Tait, Weller & Baker, LLP with respect to WOA All Asset I. 262
(j)(3)	Consent of Cohen & Company, Ltd. with respect to the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund.259
(j)(4)	Consent of RSM US LLP with respect to the Longboard Fund (formerly, the Longboard Alternative Growth Fund. 265
(j)(5)	Consent of Tait, Weller & Baker LLP with respect to the Al Frank Fund and Al Frank Dividend Value Fund.[49]
(j)(6)	Consent of Cohen & Company, Ltd with respect to the Al Frank Fund. [1]
(j)(7)	Consent of RSM US LLP with respect to the Essential 40 Stock Fund. 267
(j)(8)	Consent of Cohen & Company, Ltd. with respect to the Acclivity Mid-Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund.260
(j)(9)	Consent of Tait, Weller & Baker LLP with respect to the Invenomic Fund. 269
(j)(10)	Consent of BBD, LLP with respect to the Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 197
(j)(11)	Consent of Cohen & Company, Ltd. on behalf of The Future Fund Active ETF and the Future Fund Long/Short ETF. 266
(j)(12)	Consent of RSM US LLP on behalf of the North Star Small Cap Value Fund. 249
(j)(13)	Consent of Cohen & Company, Ltd. on behalf of the North Star Small Cap Value Fund. 249
(j)(14)	Consent of Tait, Weller & Baker LLP on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.263
(j)(15)	Consent of Tait, Weller & Baker LLP on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and the Hodges Small Intrinsic Value Fund. 263
(j)(16)	Consent of Tait, Weller & Baker LLP on behalf of the GGM Macro Alignment ETF. 268
(j)(17)	Consent of Tait, Weller & Baker LLP on behalf of PeakShares Sector Rotation ETF. 257
(j)(18)	Consent of BBD, LLP with respect to the Al Frank Fund. 258

(j)(19)	Consent of BBD, LLP with respect to the Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund.259
(j)(20)	Consent of BBD, LLP with respect to the Acclivity Mid Cap Multi-Style Fund and the Acclivity Small Cap Value Fund. 260
(j)(21)	Consent of Cohen & Company, Ltd, with respect to the Acclivity Small Cap Growth Fund.260
(j)(22)	Consent of RSM US LLP with respect to the Essential 40 Stock ETF. 264
(j)(23)	Power of Attorney. 155
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Class A Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-. 246
(m)(2)	Class C Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(3)	Class I Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(4)	Class N Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(5)	Class R Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(6)	Investor Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(7)	Retail Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(8)	Shareholder Servicing Plan and Agreement on behalf of the Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund and Balter Invenomic Fund.155
(n)	Rule 18f-3 Plan, as amended January 26, 2023. 246
(p)(1)	Code of Ethics of the Gemini Companies.204
(p)(2)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(3)	Code of Ethics for Pathstone Family Office, LLC 235
(p)(4)	Code of Ethics for Longboard Asset Management, LP. 115
(p)(5)	Code of Ethics for KKM Financial, LLC. [74]
(p)(6)	Code of Ethics for Invenomic Capital Management, LP. 155
(p)(7)	Code of Ethics for Innealta Capital, LLC. 172
(p)(8)	Code of Ethics for Kovitz Investment Group Partners, LLC. 180
(p)(10)	Code of Ethics for The Future Fund, LLC. 222
(p)(11)	Code of Ethics for Beacon Capital Management, Inc.243
(p)(12)	Code of Ethics for Exchange Traded Concepts, LLC. 246
(p)(13)	Code of Ethics for Hodges Capital Management, LLC. 248
(p)(14)	Code of Ethics for GGM Wealth Advisors. 251
(p)(15)	Code of Ethics for Penserra Capital Management, LLC.251
(p)(16)	Code of Ethics for PeakShares LLC. 257

1 Is filed herewith.

2 To be filed by subsequent amendment.

3 Previously filed on June 16, 2011 in the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

4 Previously filed on June 28, 2011 in the Registrant’s Pre-Effective Amendment No. 2, and hereby incorporated by reference.

5 Previously filed on August 3, 2011 in the Registrant’s Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

6 Previously filed on August 3, 2011 in the Registrant’s Post-Effective Amendment No. 2, and hereby incorporated by reference.

7 Previously filed on August 19, 2011 in the Registrant’s Post-Effective Amendment No. 3, and hereby incorporated by reference.

8 Previously filed on August 26, 2011 in the Registrant’s Post-Effective Amendment No. 4, and hereby incorporated by reference.

9 Previously filed on September 20, 2011 in the Registrant’s Post-Effective Amendment No. 5, and hereby incorporated by reference.

10 Previously filed on October 3, 2011 in the Registrant’s Post-Effective Amendment No. 9, and hereby incorporated by reference.

11 Previously filed on October 27, 2011 in the Registrant’s Post-Effective Amendment No. 12, and hereby incorporated by reference.

12 Previously filed on October 27, 2011 in the Registrant’s Post-Effective Amendment No. 13, and hereby incorporated by reference.

13 Previously filed on November 2, 2011 in the Registrant’s Post-Effective Amendment No. 14, and hereby incorporated by reference.

14 Previously filed on November 17, 2011 in the Registrant’s Post-Effective Amendment No. 18 and hereby incorporated by reference.

15 Previously filed on November 22, 2011 in the Registrant’s Post-Effective Amendment No. 20 and hereby incorporated by reference.

16 Previously filed on December 14, 2011 in the Registrant’s Post-Effective Amendment No. 24 and hereby incorporated by reference.

17 Previously filed on December 19, 2011 in the Registrant’s Post-Effective Amendment No. 25 and hereby incorporated by reference.

18 Previously filed on December 20, 2011 in the Registrant’s Post-Effective Amendment No. 27 and hereby incorporated by reference.

19 Previously filed on January 4, 2012 in the Registrant’s Post-Effective Amendment No. 29 and hereby incorporated by reference.

20 Previously filed on January 10, 2012 in the Registrant’s Post-Effective Amendment No. 31 and hereby incorporated by reference.

21 Previously filed on January 10, 2012 in the Registrant’s Post-Effective Amendment No. 32 and hereby incorporated by reference.

22 Previously filed on January 27, 2012 in the Registrant’s Post-Effective Amendment No. 34 and hereby incorporated by reference.

23 Previously filed on February 2, 2012 in the Registrant’s Post-Effective Amendment No. 37 and hereby incorporated by reference.

24 Previously filed on February 7, 2012 in the Registrant’s Post-Effective Amendment No. 39 and hereby incorporated by reference.

25 Previously filed on February 10, 2012 in the Registrant’s Post-Effective Amendment No. 40 and hereby incorporated by reference.

26 Previously filed on March 8, 2012 in the Registrant’s Post-Effective Amendment No. 45 and hereby incorporated by reference.

27 Previously filed on March 9, 2012 in the Registrant’s Post-Effective Amendment No. 46 and hereby incorporated by reference.

28 Previously filed on March 13, 2012 in the Registrant’s Post-Effective Amendment No. 47 and hereby incorporated by reference.

29 Previously filed on March 23, 2012 in the Registrant’s Post-Effective Amendment No. 51 and hereby incorporated by reference.

30 Previously filed on March 27, 2012 in the Registrant’s Post-Effective Amendment No. 52 and hereby incorporated by reference.

31 Previously filed on April 12, 2012 in the Registrant’s Post-Effective Amendment No. 56 and hereby incorporated by reference.

32 Previously filed on April 17, 2012 in the Registrant’s Post-Effective Amendment No. 57 and hereby incorporated by reference.

33 Previously filed on May 15, 2012 in the Registrant’s Post-Effective Amendment No. 62 and hereby incorporated by reference.

34 Previously filed on May 25, 2012 in the Registrant’s Post-Effective Amendment No. 65 and hereby incorporated by reference.

35 Previously filed on June 19, 2012 in the Registrant’s Post-Effective Amendment No. 68 and hereby incorporated by reference.

36 Previously filed on June 28, 2012 in the Registrant’s Post-Effective Amendment No. 69 and hereby incorporated by reference.

37 Previously filed on July 27, 2012 in the Registrant’s Post-Effective Amendment No. 73 and hereby incorporated by reference.

38 Previously filed on August 17, 2012 in the Registrant’s Post-Effective Amendment No. 75 and hereby incorporated by reference.

39 Previously filed on September 20, 2012 in the Registrant’s Post-Effective Amendment No. 78 and hereby incorporated by reference.

40 Previously filed on October 19, 2012 in the Registrant’s Post-Effective Amendment No. 81 and hereby incorporated by reference.

41 Previously filed on November 9, 2012 in the Registrant’s Post-Effective Amendment No. 86 and hereby incorporated by reference.

42 Previously filed on December 28, 2012 in the Registrant’s Post-Effective Amendment No. 88 and hereby incorporated by reference.

43 Previously filed on January 17, 2013 in the Registrant’s Post-Effective Amendment No. 91 and hereby incorporated by reference.

44 Previously filed on January 30, 2013 in the Registrant’s Post-Effective Amendment No. 92 and hereby incorporated by reference.

45 Previously filed on February 1, 2013 in the Registrant’s Post-Effective Amendment No. 93 and hereby incorporated by reference.

46 Previously filed on March 22, 2013 in the Registrant’s Post-Effective Amendment No. 95 and hereby incorporated by reference.

47 Previously filed on March 28, 2013 in the Registrant’s Post-Effective Amendment No. 96 and hereby incorporated by reference.

48 Previously filed on April 17, 2013 in the Registrant’s Post-Effective Amendment No. 99 and hereby incorporated by reference.

49 Previously filed on April 30, 2013 in the Registrant’s Post-Effective Amendment No. 101 and hereby incorporated by reference.

50 Previously filed on June 7, 2013 in the Registrant’s Post-Effective Amendment No. 103 and hereby incorporated by reference.

51 Previously filed on June 25, 2013 in the Registrant’s Post-Effective Amendment No. 105 and hereby incorporated by reference.

52 Previously filed on July 29, 2013 in the Registrant’s Post-Effective Amendment No. 109 and hereby incorporated by reference.

53 Previously filed on September 3, 2013 in the Registrant’s Post-Effective Amendment No. 112 and hereby incorporated by reference.

54 Previously filed on September 19, 2013 in the Registrant’s Post-Effective Amendment No. 115 and hereby incorporated by reference.

55 Previously filed on September 26, 2013 in the Registrant’s Post-Effective Amendment No. 117 and hereby incorporated by reference.

56 Previously filed on September 30, 2013 in the Registrant’s Post-Effective Amendment No. 118 and hereby incorporated by reference.

57 Previously filed on November 18, 2013 in the Registrant’s Post-Effective Amendment No. 123 and hereby incorporated by reference.

58 Previously filed on December 17, 2013 in the Registrant’s Post-Effective Amendment No. 125 and hereby incorporated by reference.

59 Previously filed on December 27, 2013 in the Registrant’s Post-Effective Amendment No. 127 and hereby incorporated by reference.

60 Previously filed on December 27, 2013 in the Registrant’s Post-Effective Amendment No. 128 and hereby incorporated by reference.

61 Previously filed on December 30, 2013 in the Registrant’s Post-Effective Amendment No. 131 and hereby incorporated by reference.

62 Previously filed on January 13, 2014 in the Registrant’s Post-Effective Amendment No. 134 and hereby incorporated by reference.

63 Previously filed on January 13, 2014 in the Registrant’s Post-Effective Amendment No. 135 and hereby incorporated by reference.

64 Previously filed on March 14, 2014 in the Registrant’s Post-Effective Amendment No. 138 and hereby incorporated by reference

65 Previously filed on March 26, 2014 in the Registrant’s Post-Effective Amendment No. 141 and hereby incorporated by reference.

66 Previously filed on March 26, 2014 in the Registrant’s Post-Effective Amendment No. 142 and hereby incorporated by reference.

67 Previously filed on March 27, 2014 in the Registrant’s Post-Effective Amendment No. 143 and hereby incorporated by reference

68 Previously filed on March 27, 2014 in the Registrant’s Post-Effective Amendment No. 144 and hereby incorporated by reference

69 Previously filed on March 27, 2014 in the Registrant’s Post-Effective Amendment No. 145 and hereby incorporated by reference

70 Previously filed on March 28, 2014 in the Registrant’s Post-Effective Amendment No. 146 and hereby incorporated by reference.

71 Previously filed on March 28, 2014 in the Registrant’s Post-Effective Amendment No. 147 and hereby incorporated by reference.

72 Previously filed on April 30, 2014 in the Registrant’s Post-Effective Amendment No. 149 and hereby incorporated by reference.

73 Previously filed on April 30, 2014 in the Registrant’s Post-Effective Amendment No. 150 and hereby incorporated by reference.

74 Previously filed on June 2, 2014 in the Registrant’s Post-Effective Amendment No. 155 and hereby incorporated by reference.

75 Previously filed on June 20, 2014 in the Registrant’s Post-Effective Amendment No. 157 and hereby incorporated by reference.

76 Previously filed on June 25, 2014 in the Registrant’s Post-Effective Amendment No. 158 and hereby incorporated by reference.

77 Previously filed on June 27, 2014 in the Registrant’s Post-Effective Amendment No. 159 and hereby incorporated by reference.

78 Previously filed on June 27, 2014 in the Registrant’s Post-Effective Amendment No. 160 and hereby incorporated by reference.

79 Previously filed on July 8, 2014 in the Registrant’s Post-Effective Amendment No. 163 and hereby incorporated by reference.

80 Previously filed on July 24, 2014 in the Registrant’s Post-Effective Amendment No. 168 and hereby incorporated by reference.

81 Previously filed on September 3, 2014 in the Registrant’s Post-Effective Amendment No. 170 and hereby incorporated by reference.

82 Previously filed on September 24, 2014 in the Registrant’s Post-Effective Amendment No. 175 and hereby incorporated by reference.

83 Previously filed on September 24, 2014 in the Registrant’s Post-Effective Amendment No. 176 and hereby incorporated by reference.

84 Previously filed on September 25, 2014 in the Registrant’s Post-Effective Amendment No. 177 and hereby incorporated by reference.

85 Previously filed on September 26, 2014 in the Registrant’s Post-Effective Amendment No. 178 and hereby incorporated by reference.

86 Previously filed on November 21, 2014 in the Registrant’s Post-Effective Amendment No. 189 and hereby incorporated by reference.

87 Previously filed on December 4, 2014 in the Registrant’s Post-Effective Amendment No. 190 and hereby incorporated by reference.

88 Previously filed on December 23, 2014 in the Registrant’s Post-Effective Amendment No. 192 and hereby incorporated by reference.

89 Previously filed on December 29, 2014 in the Registrant’s Post-Effective Amendment No. 192 and hereby incorporated by reference.

90 Previously filed on December 30, 2014 in the Registrant’s Post-Effective Amendment No. 197 and hereby incorporated by reference.

91 Previously filed on December 31, 2014 in the Registrant’s Post-Effective Amendment No. 200 and hereby incorporated by reference.

92 Previously filed on December 31, 2014 in the Registrant’s Post-Effective Amendment No. 201 and hereby incorporated by reference.

93 Previously filed on January 27, 2015 in the Registrant’s Post-Effective Amendment No. 207 and hereby incorporated by reference.

94 Previously filed on March 16, 2015 in the Registrant’s Post-Effective Amendment No. 209 and hereby incorporated by reference.

95 Previously filed on March 23, 2015 in the Registrant’s Post-Effective Amendment No. 210 and hereby incorporated by reference.

96 Previously filed on March 23, 2015 in the Registrant’s Post-Effective Amendment No. 211 and hereby incorporated by reference.

97 Previously filed on March 24, 2015 in the Registrant’s Post-Effective Amendment No. 212 and hereby incorporated by reference.

98 Previously filed on March 25, 2015 in the Registrant’s Post-Effective Amendment No. 213 and hereby incorporated by reference.

99 Previously filed on March 27, 2015 in the Registrant’s Post-Effective Amendment No. 214 and hereby incorporated by reference.

100 Previously filed on March 30, 2015 in the Registrant’s Post-Effective Amendment No. 215 and hereby incorporated by reference.

101 Previously filed on April 29, 2015 in the Registrant’s Post-Effective Amendment No. 225 and hereby incorporated by reference.

102 Previously filed on April 29, 2015 in the Registrant’s Post-Effective Amendment No. 226 and hereby incorporated by reference.

103 Previously filed on April 29, 2015 in the Registrant’s Post-Effective Amendment No. 227 and hereby incorporated by reference.

104 Previously filed on May 26, 2015 in the Registrant’s Post-Effective Amendment No. 233 and hereby incorporated by reference.

105 Previously filed on June 26, 2015 in the Registrant’s Post-Effective Amendment No. 234 and hereby incorporated by reference.

106 Previously filed on June 29, 2015 in the Registrant’s Post-Effective Amendment No. 235 and hereby incorporated by reference.

107 Previously filed on July 14, 2015 in the Registrant’s Post-Effective Amendment No. 238 and hereby incorporated by reference.

108 Previously filed on July 24, 2015 in the Registrant’s Post-Effective Amendment No. 240 and hereby incorporated by reference.

109 Previously filed on July 28, 2015 in the Registrant’s Post-Effective Amendment No. 242 and hereby incorporated by reference.

110 Previously filed on September 23, 2015 in the Registrant’s Post-Effective Amendment No. 251 and hereby incorporated by reference.

111 Previously filed on September 23, 2015 in the Registrant’s Post-Effective Amendment No. 252 and hereby incorporated by reference.

112 Previously filed on September 24, 2015 in the Registrant’s Post-Effective Amendment No. 253 and hereby incorporated by reference.

113 Previously filed on September 25, 2015 in the Registrant’s Post-Effective Amendment No. 254 and hereby incorporated by reference.

114 Previously filed on September 25, 2015 in the Registrant’s Post-Effective Amendment No. 255 and hereby incorporated by reference.

115 Previously filed on September 28, 2015 in the Registrant’s Post-Effective Amendment No. 256 and hereby incorporated by reference.

116 Previously filed on October 14, 2015 in the Registrant’s Post-Effective Amendment No. 262 and hereby incorporated by reference.

117 Previously filed on November 19, 2015 in the Registrant’s Post-Effective Amendment No. 268 and hereby incorporated by reference.

118 Previously filed on November 19, 2015 in the Registrant’s Post-Effective Amendment No. 269 and hereby incorporated by reference.

119 Previously filed on December 21, 2015 in the Registrant’s Post-Effective Amendment No. 280 and hereby incorporated by reference.

120 Previously filed on December 21, 2015 in the Registrant’s Post-Effective Amendment No. 281 and hereby incorporated by reference.

121 Previously filed on December 23, 2015 in the Registrant’s Post-Effective Amendment No. 282 and hereby incorporated by reference.

122 Previously filed on December 23, 2015 in the Registrant’s Post-Effective Amendment No. 283 and hereby incorporated by reference.

123 Previously filed on December 28, 2015 in the Registrant’s Post-Effective Amendment No. 284 and hereby incorporated by reference.

124 Previously filed on December 29, 2015 in the Registrant’s Post-Effective Amendment No. 285 and hereby incorporated by reference.

125 Previously filed on January 29, 2016 in the Registrant’s Post-Effective Amendment No. 290 and hereby incorporated by reference.

126 Previously filed on February 26, 2016 in the Registrant’s Post-Effective Amendment No. 293 and hereby incorporated by reference.

127 Previously filed on February 26, 2016 in the Registrant’s Post-Effective Amendment No. 294 and hereby incorporated by reference.

128 Previously filed on March 17, 2016 in the Registrant’s Post-Effective Amendment No. 297 and hereby incorporated by reference.

129 Previously filed on March 18, 2016 in the Registrant’s Post-Effective Amendment No. 298 and hereby incorporated by reference.

130 Previously filed on March 22, 2016 in the Registrant’s Post-Effective Amendment No. 299 and hereby incorporated by reference.

131 Previously filed on March 23, 2016 in the Registrant’s Post-Effective Amendment No. 300 and hereby incorporated by reference.

132 Previously filed on March 28, 2016 in the Registrant’s Post-Effective Amendment No. 301 and hereby incorporated by reference.

133 Previously filed on March 28, 2016 in the Registrant’s Post-Effective Amendment No. 301 and hereby incorporated by reference.

134 Previously filed on April 22, 2016 in the Registrant’s Post-Effective Amendment No. 308 and hereby incorporated by reference.

135 Previously filed on June 26, 2016 in the Registrant’s Post-Effective Amendment No. 312 and hereby incorporated by reference.

136 Previously filed on July 27, 2016 in the Registrant’s Post-Effective Amendment No. 313 and hereby incorporated by reference.

137 Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 315 and hereby incorporated by reference.

138 Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 316 and hereby incorporated by reference.

139 Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 317 and hereby incorporated by reference.

140 Previously filed on September 27, 2016 in the Registrant’s Post-Effective Amendment No. 318 and hereby incorporated by reference.

141 Previously filed on December 27, 2016 in the Registrant’s Post-Effective Amendment No. 324 and hereby incorporated by reference.

142 Previously filed on December 27, 2016 in the Registrant’s Post-Effective Amendment No. 325 and hereby incorporated by reference.

143 Previously filed on December 28, 2016 in the Registrant’s Post-Effective Amendment No. 326 and hereby incorporated by reference.

144 Previously filed on February 27, 2017 in the Registrant’s Post-Effective Amendment No. 331 and hereby incorporated by reference.

145 Previously filed on February 28, 2017 in the Registrant’s Post-Effective Amendment No. 332 and hereby incorporated by reference.

146 Previously filed on March 1, 2017 in the Registrant’s Post-Effective Amendment No. 333 and hereby incorporated by reference.

147 Previously filed on March 3, 2017 in the Registrant’s Post-Effective Amendment No. 334 and hereby incorporated by reference.

148 Previously filed on March 27, 2017 in the Registrant’s Post-Effective Amendment No. 337 and hereby incorporated by reference.

149 Previously filed on March 28, 2017 in the Registrant’s Post-Effective Amendment No. 338 and hereby incorporated by reference.

150 Previously filed on March 28, 2017 in the Registrant’s Post-Effective Amendment No. 339 and hereby incorporated by reference.

151 Previously filed on March 29, 2017 in the Registrant’s Post-Effective Amendment No. 340 and hereby incorporated by reference.

152 Previously filed on March 29, 2017 in the Registrant’s Post-Effective Amendment No. 341 and hereby incorporated by reference.

153 Previously filed on April 13, 2017 in the Registrant’s Post-Effective Amendment No. 347 and hereby incorporated by reference.

154 Previously filed on April 28, 2017 in the Registrant’s Post-Effective Amendment No. 348 and hereby incorporated by reference.

155 Previously filed on May 17, 2017 in the Registrant’s Post-Effective Amendment No. 351 and hereby incorporated by reference.

156 Previously filed on June 16, 2017 in the Registrant’s Post-Effective Amendment No. 353 and hereby incorporated by reference.

157 Previously filed on June 27, 2017 in the Registrant’s Post-Effective Amendment No. 354 and hereby incorporated by reference.

158 Previously filed on July 28, 2017 in the Registrant’s Post-Effective Amendment No. 356 and hereby incorporated by reference.

159 Previously filed on August 25, 2017 in the Registrant’s Post-Effective Amendment No. 358 and hereby incorporated by reference.

160 9Previously filed on September 27, 2017 in the Registrant’s Post-Effective Amendment No. 361 and hereby incorporated by reference.

161 Previously filed on September 27, 2017 in the Registrant’s Post-Effective Amendment No. 362 and hereby incorporated by reference.

162 Previously filed on November 22, 2017 in the Registrant’s Post-Effective Amendment No. 367 and hereby incorporated by reference.

163 Previously filed on December 4, 2017 in the Registrant’s Post-Effective Amendment No. 370 and hereby incorporated by reference.

164 Previously filed on December 27, 2017 in the Registrant’s Post-Effective Amendment No. 372 and hereby incorporated by reference.

165 Previously filed on December 27, 2017 in the Registrant’s Post-Effective Amendment No. 373 and hereby incorporated by reference.

166 Previously filed on December 28, 2017 in the Registrant’s Post-Effective Amendment No. 374 and hereby incorporated by reference.

167 Previously filed on February 23, 2018 in the Registrant’s Post-Effective Amendment No. 379 and hereby incorporated by reference.

168 Previously filed on March 26, 2018 in the Registrant’s Post-Effective Amendment No. 381 and hereby incorporated by reference.

169 Previously filed on March 26, 2018 in the Registrant’s Post-Effective Amendment No. 382 and hereby incorporated by reference.

170 Previously filed on March 27, 2018 in the Registrant’s Post-Effective Amendment No. 383 and hereby incorporated by reference.

171 Previously filed on March 28, 2018 in the Registrant’s Post-Effective Amendment No. 384 and hereby incorporated by reference.

172 Previously filed on March 29, 2018 in the Registrant’s Post-Effective Amendment No. 385 and hereby incorporated by reference.

173 Previously filed on April 18, 2018 in the Registrant’s Post-Effective Amendment No. 391 and hereby incorporated by reference.

174 Previously filed on April 27, 2018 in the Registrant’s Post-Effective Amendment No. 394 and hereby incorporated by reference.

175 Previously filed on June 27, 2018 in the Registrant’s Post-Effective Amendment No. 395 and hereby incorporated by reference.

176 Previously filed on July 27, 2018 in the Registrant’s Post-Effective Amendment No. 397 and hereby incorporated by reference.

177 Previously filed on September 25, 2018 in the Registrant’s Post-Effective Amendment No. 400 and hereby incorporated by reference.

178 Previously filed on September 26, 2018 in the Registrant’s Post-Effective Amendment No. 401 and hereby incorporated by reference.

179 Previously filed on October 31, 2018 in the Registrant’s Post-Effective Amendment No. 404 and hereby incorporated by reference.

180 Previously filed on December 28, 2018 in the Registrant’s Post-Effective Amendment No. 405 and hereby incorporated by reference.

181 Previously filed on December 28, 2018 in the Registrant’s Post-Effective Amendment No. 406 and hereby incorporated by reference.

182 Previously filed on February 27, 2019 in the Registrant’s Post-Effective Amendment No. 411 and hereby incorporated by reference.

183 Previously filed on March 26, 2019 in the Registrant’s Post-Effective Amendment No. 413 and hereby incorporated by reference.

184 Previously filed on March 26, 2019 in the Registrant’s Post-Effective Amendment No. 414 and hereby incorporated by reference.

185 Previously filed on March 27, 2019 in the Registrant’s Post-Effective Amendment No. 415 and hereby incorporated by reference.

186 Previously filed on March 28, 2019 in the Registrant’s Post-Effective Amendment No. 416 and hereby incorporated by reference.

187 Previously filed on March 29, 2019 in the Registrant’s Post-Effective Amendment No. 417 and hereby incorporated by reference.

188 Previously filed on April 5, 2019 in the Registrant’s Post-Effective Amendment No. 422 and hereby incorporated by reference.

189 Previously filed on April 26, 2019 in the Registrant’s Post-Effective Amendment No. 428 and hereby incorporated by reference.

190 Previously filed on April 29, 2019 in the Registrant’s Post-Effective Amendment No. 429 and hereby incorporated by reference.

191 Previously filed on May 3, 2019 in the Registrant’s Post-Effective Amendment No. 429 and hereby incorporated by reference.

192 Previously filed on June 28, 2019 in the Registrant’s Post-Effective Amendment No. 435 and hereby incorporated by reference.

193 Previously filed on July 26, 2019 in the Registrant’s Post-Effective Amendment No. 437 and hereby incorporated by reference.

194 Previously filed on September 26, 2019 in the Registrant’s Post-Effective Amendment No. 440 and hereby incorporated by reference.

195 Previously filed on September 30, 2019 in the Registrant’s Post-Effective Amendment No. 441 and hereby incorporated by reference.

196 Previously filed on December 23, 2019 in the Registrant’s Post-Effective Amendment No. 445 and hereby incorporated by reference.

197 Previously filed on December 27, 2019 in the Registrant’s Post-Effective Amendment No. 446 and hereby incorporated by reference.

198 Previously filed on February 25, 2020 in the Registrant’s Post-Effective Amendment No. 449 and hereby incorporated by reference.

199 Previously filed on February 25, 2020 in the Registrant’s Post-Effective Amendment No. 450 and hereby incorporated by reference.

200 Previously filed on March 24, 2020 in the Registrant’s Post-Effective Amendment No. 453 and hereby incorporated by reference.

201 Previously filed on March 25, 2020 in the Registrant’s Post-Effective Amendment No. 454 and hereby incorporated by reference.

202 Previously filed on March 26, 2020 in the Registrant’s Post-Effective Amendment No. 455 and hereby incorporated by reference.

203 Previously filed on March 27, 2020 in the Registrant’s Post-Effective Amendment No. 456 and hereby incorporated by reference.

204 Previously filed on April 14, 2020 in the Registrant’s Post-Effective Amendment No. 461 and hereby incorporated by reference.

205 Previously filed on April 17, 2020 in the Registrant’s Post-Effective Amendment No. 462 and hereby incorporated by reference.

206 Previously filed on April 24, 2020 in the Registrant’s Post-Effective Amendment No. 463 and hereby incorporated by reference.

207 Previously filed on April 27, 2020 in the Registrant’s Post-Effective Amendment No. 464 and hereby incorporated by reference.

208 Previously filed on April 28, 2020 in the Registrant’s Post-Effective Amendment No. 465 and hereby incorporated by reference.

209 Previously filed on June 15, 2020 in the Registrant’s Post-Effective Amendment No. 471 and hereby incorporated by reference.

210 Previously filed on June 25, 2020 in the Registrant’s Post-Effective Amendment No. 472 and hereby incorporated by reference.

211 Previously filed on July 27, 2020 in the Registrant’s Post-Effective Amendment No. 475 and hereby incorporated by reference.

212 Previously filed on September 24, 2020 in the Registrant’s Post-Effective Amendment No. 477 and hereby incorporated by reference.

213 Previously filed on September 25, 2020 in the Registrant’s Post-Effective Amendment No. 478 and hereby incorporated by reference.

214 Previously filed on December 23, 2020 in the Registrant’s Post-Effective Amendment No. 482 and hereby incorporated by reference.

215 Previously filed on February 25, 2021 in the Registrant’s Post-Effective Amendment No. 484 and hereby incorporated by reference.

216 Previously filed on March 25, 2021 in the Registrant’s Post-Effective Amendment No. 486 and hereby incorporated by reference.

217 Previously filed on March 26, 2021 in the Registrant’s Post-Effective Amendment No. 487 and hereby incorporated by reference.

218 Previously filed on April 26, 2021 in the Registrant’s Post-Effective Amendment No. 491 and hereby incorporated by reference.

219 Previously filed on April 26, 2021 in the Registrant’s Post-Effective Amendment No. 492 and hereby incorporated by reference.

220 Previously filed on April 27, 2021 in the Registrant’s Post-Effective Amendment No. 493 and hereby incorporated by reference.

221 Previously filed on June 25, 2021 in the Registrant’s Post-Effective Amendment No. 499 and hereby incorporated by reference.

222 Previously filed on July 21, 2021 in the Registrant’s Post-Effective Amendment No. 506 and hereby incorporated by reference.

223 Previously filed on August 9, 2021 in the Registrant’s Post-Effective Amendment No. 507 and hereby incorporated by reference.

224 Previously filed on September 27, 2021 in the Registrant’s Post-Effective Amendment No. 511 and hereby incorporated by reference.

225 Previously filed on September 28, 2021 in the Registrant’s Post-Effective Amendment No. 512 and hereby incorporated by reference.

226 Previously filed on December 23 2021 in the Registrant’s Post-Effective Amendment No. 517 and hereby incorporated by reference.

227 Previously filed on January 31, 2022 in the Registrant’s Post-Effective Amendment No. 522 and hereby incorporated by reference.

228 Previously filed on February 25, 2022 in the Registrant’s Post-Effective Amendment No. 523 and hereby incorporated by reference.

229 Previously filed on March 24, 2022 in the Registrant’s Post-Effective Amendment No. 524 and hereby incorporated by reference.

230 Previously filed on March 25, 2022 in the Registrant’s Post-Effective Amendment No. 525 and hereby incorporated by reference.

231 Previously filed on March 30, 2022 in the Registrant’s Post-Effective Amendment No. 526 and hereby incorporated by reference.

232 Previously filed on April 27, 2022 in the Registrant’s Post-Effective Amendment No. 527 and hereby incorporated by reference.

233 Previously filed on April 28, 2022 in the Registrant’s Post-Effective Amendment No. 528 and hereby incorporated by reference.

234 Previously filed on April 29, 2022 in the Registrant’s Post-Effective Amendment No. 529 and hereby incorporated by reference.

235 Previously filed on June 29, 2022 in the Registrant’s Post-Effective Amendment No. 530 and hereby incorporated by reference.

236 Previously filed on September 23, 2022 in the Registrant’s Post-Effective Amendment No. 531 and hereby incorporated by reference.

237 Previously filed on September 27, 2022 in the Registrant’s Post-Effective Amendment No. 532 and hereby incorporated by reference

238 Previously filed on September 28, 2022 in the Registrant’s Post-Effective Amendment No. 533 and hereby incorporated by reference.

239 Previously filed on December 29, 2022 in the Registrant’s Post-Effective Amendment No. 534 and hereby incorporated by reference.

240 Previously filed on February 28, 2023 in the Registrant’s Post-Effective Amendment No. 537 and hereby incorporated by reference.

241 Previously filed on March 29, 2023 in the Registrant’s Post-Effective Amendment No. 539 and hereby incorporated by reference.

242 Previously filed on April 13, 2023 in the Registrant’s Post-Effective Amendment No. 541 and hereby incorporated by reference.

243 Previously filed on April 17, 2023 in the Registrant’s Post-Effective Amendment No. 543 and hereby incorporated by reference.

244 Previously filed on April 27, 2023 in the Registrant’s Post-Effective Amendment No. 544 and hereby incorporated by reference.

245 Previously filed on April 28, 2023 in the Registrant’s Post-Effective Amendment No. 545 and hereby incorporated by reference.

246 Previously filed on May 1, 2023 in the Registrant’s Post-Effective Amendment No. 546 and hereby incorporated by reference.

247 Previously filed on May 12, 2023 in the Registrant’s Post-Effective Amendment No. 549 and hereby incorporated by reference.

248 Previously filed on May 25, 2023 in the Registrant’s Post-Effective Amendment No. 550 and hereby incorporated by reference.

249 Previously filed on June 14, 2023 in the Registrant’s Post-Effective Amendment No. 551 and hereby incorporated by reference.

250 Previously filed on June 28, 2023 in the Registrant’s Post-Effective Amendment No. 552 and hereby incorporated by reference.

251 Previously filed on September 15, 2023 in the Registrant’s Post-Effective Amendment No. 556 and hereby incorporated by reference.

252 Previously filed on September 20, 2023 in the Registrant’s Post-Effective Amendment No. 558 and hereby incorporated by reference.

253 Previously filed on September 26, 2023 in the Registrant’s Post-Effective Amendment No. 559 and hereby incorporated by reference.

254 Previously filed on September 27, 2023 in the Registrant’s Post-Effective Amendment No. 560 and hereby incorporated by reference.

254 Previously filed on September 28, 2023 in the Registrant’s Post-Effective Amendment No. 561 and hereby incorporated by reference.

255 Previously filed on February 28, 2024 in the Registrant’s Post-Effective Amendment No. 563 and hereby incorporated by reference.

256 Previously filed on March 28, 2024 in the Registrant’s Post-Effective Amendment No. 564 and hereby incorporated by reference.

257 Previously filed on April 16, 2024 in the Registrant’s Post-Effective Amendment No. 566 and hereby incorporated by reference.

258 Previously filed on April 25, 2024 in the Registrant’s Post-Effective Amendment No. 567 and hereby incorporated by reference.

259 Previously filed on April 26, 2024 in the Registrant’s Post-Effective Amendment No. 568 and hereby incorporated by reference.

260 Previously filed on April 29, 2024 in the Registrant’s Post-Effective Amendment No. 569 and hereby incorporated by reference.

261 Previously filed on May 17, 2024 in the Registrant’s Post-Effective Amendment No. 570 and hereby incorporated by reference.

262 Previously filed on June 26, 2024 in the Registrant’s Post-Effective Amendment No. 572 and hereby incorporated by reference.

262 Previously filed on June 27, 2024 in the Registrant’s Post-Effective Amendment No. 573 and hereby incorporated by reference.

263 Previously filed on July 29, 2024 in the Registrant’s Post-Effective Amendment No. 574 and hereby incorporated by reference

264 Previously filed on August 16, 2024 in the Registrant’s Post-Effective Amendment No. 578 and hereby incorporated by reference

265 Previously filed on September 25, 2024 in the Registrant’s Post-Effective Amendment No. 579 and hereby incorporated by reference.

266 Previously filed on September 26, 2024 in the Registrant’s Post-Effective Amendment No. 580 and hereby incorporated by reference.

267 Previously filed on September 27, 2024 in the Registrant’s Post-Effective Amendment No. 581 and hereby incorporated by reference.

268 Previously filed on December 27, 2024 in the Registrant’s Post-Effective Amendment No. 582 and hereby incorporated by reference.

269 Previously filed on February 28, 2025 in the Registrant’s Post-Effective Amendment No. 583 and hereby incorporated by reference.

270 Previously filed on March 28, 2025 in the Registrant’s Post-Effective Amendment No. 584 and hereby incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30. INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.” The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

North Star Investment Management Corp., adviser to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund – File No. 801-62013.

Pathstone Family Office, LLC, adviser to WOA All Asset I– File No. 801-70776

Kovitz Investment Group Partners, LLC, adviser to the Al Frank Fund – File No. 801-107054.

Innealta Capital, LLC, adviser to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. – File No. 801-112421

Longboard Asset Management, LP, adviser to the Longboard Fund (formerly, the Longboard Alternative Growth Fund) – File No. 801-72623.

KKM Financial, LLC, adviser to the Essential 40 Stock ETF – File No. 801-77094.

Invenomic Capital Management, LP. adviser to the Invenomic Fund – File No. 801-110459.

The Future Fund, LLC adviser to The Future Fund Active ETF and The Future Fund Long/Short ETF – File No. 801-121505.

Beacon Capital Management, Inc. – Adviser to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF - File No. 801-61249.

Exchange Traded Concepts, LLC – Sub-Adviser to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF – File No. 801-7048.5

GGM Wealth Advisors, LLC – Adviser to the GGM Macro Alignment ETF – File No. 801-50972.

Penserra Capital Management, LLC – Sub-Adviser to the GGM Macro Alignment ETF – File No. 801-80466.

PeakShares, LLC - Adviser to the PeakShares Sector Rotation ETF - File No. 801-129548

ITEM 32. PRINCIPAL UNDERWRITER.

(a) Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for certain series of Northern Lights Fund Trust II. NLD also acts as principal underwriter for the following:

Absolute Core Strategy ETF, Arrow ETF Trust, DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, Arrow DWA Country Rotation ETF, Arrow ETF Trust, Ballast Small/Mid Cap ETF, Boyar Value Fund Inc., Copeland Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, PREDEX, Princeton Private Investment Access Fund, The North Country Funds, The Saratoga Advantage Trust, Tributary Funds, Inc., Zacks Trust and Two Roads Shared Trust.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022. NLD is an affiliate of Ultimus Fund Solutions, LLC. To the best of Registrant’s knowledge, the following are the managers and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Kevin Guerette	President	None
Stephen Preston	Chief Compliance Officer, Financial Operations Principal, and AML Compliance Officer	None
William J. Strait	Manager, Secretary and General Counsel	None
David James	Manager	None

(e) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, WI 53212, provides custodian services to the Al Frank Fund, Invenomic Fund, North Star Opportunity Fund, WOA All Asset I, Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Longboard Fund (formerly, the Longboard Alternative Growth Fund), North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund, Essential 40 Stock Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund,

Dynamic Global Diversified Fund and the North Star Small Cap Value Fund pursuant to a Custody Agreement between U.S. Bank and the Trust.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, provides custodian services to The Future Fund Active ETF, The Future Fund Long/Short ETF, Beacon Selective Risk ETF. Beacon Tactical Risk ETF, GGM Macro Alignment ETF, PeakShares Sector Rotation ETF and the Essential 40 Stock ETF.

Ultimus Fund Solutions, LLC (formerly known as Gemini Fund Services, LLC) (“UFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between UFS and the Trust. In such capacities, UFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders. UFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

Northern Lights Distributors, LLC (“NLD”) located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, serves as principal underwriter for all series of Northern Lights Fund Trust II. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Northern Lights Compliance Services, LLC (“NLCS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides CCO and compliance services to each Fund of the Trust.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.

Pathstone Family Office, LLC located at 145 Lincoln Avenue, Suite A, Winter Park, FL 32789 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the WOA All Asset I.

Kovitz Investment Group Partners, LLC located at 115 South LaSalle Street, 27th Floor, Chicago, IL 60603 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Al Frank Fund.

Innealta Capital, LLC located at 13215 Bee Cave Parkway, Building A, Suite 240, Austin, TX 78738 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.

Longboard Asset Management, LP located at P.O. Box 97730, Phoenix, Arizona 85060-7730 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Longboard Fund (formerly, the Longboard Alternative Growth Fund).

KKM Financial, LLC, located at 311 South Wacker Drive, Suite 650, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Essential 40 Stock ETF.

Invenomic Capital Management, LP, located at 211 Congress Street, 7th Floor, Boston, MA 02110 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Invenomic Fund.

The Future Fund LLC located at 330 N. Wabash Avenue, Suite 2300, Chicago, IL 6061112866 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Future Fund Active ETF and The Future Fund Long/Short ETF.

Beacon Capital Management, Inc. located at 7777 Washington Village dr. Suite 280, Dayton, OH 45459 on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.

Exchange Traded Concepts, LLC located at 10900 Hefner point drive, Suite 400, Oklahama City, OK 73120 on behalf of the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.

GGM Wealth Advisors, located at 1801 Porter Street, Suite 500, Baltimore, MD 21230 on behalf of the GGM Macro Alignment ETF.

Penserra Capital Management, LLC located at 4 Orinda Way, Suite 100-A, Orinda, CA 94563 on behalf of the GGM Macro Alignment ETF.

PeakShares LLC located at 2701 Rocky Point Drive, Suite 1000, Tampa, FL on behalf of the PeakShares Sector Rotation ETF.

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

See Item 30 above, second paragraph.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”). Each Subsidiary will operate under the supervision of the Registrant. The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the U. S. Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 585 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on April 24, 2025.

NORTHERN LIGHTS FUND TRUST II

By:
Kevin Wolf*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in their capacities and on the dates indicated.

Signature	Title	Date

Brian Nielsen*	_________________________ Trustee & Chairman	April 24, 2025
Thomas Sarkany*	_________________________ Trustee	April 24, 2025
Anthony Lewis*	_________________________ Trustee	April 24, 2025
Keith Rhoades*	_________________________ Trustee	April 24, 2025
Randy Skalla*	_________________________ Trustee	April 24, 2025
Kevin Wolf*	_________________________ President and Principal Executive Officer	April 24, 2025
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	April 24, 2025

*By:	/s/ Allyson Stewart
Allyson Stewart

*	Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

99.28(i)(5)	Opinion of Alston & Bird LLP regarding the Al Frank Fund
99.28(i)(17)	Consent of Alston & Bird LLP
99.28(j)(6)	Consent of Cohen & Company, Ltd. with respect to the Al Frank Fund